Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 87.5%
Consumer, Non-cyclical - 20.0%
UnitedHealth Group, Inc.	4,907	$2,358,501
Amgen, Inc.	4,907	1,089,452
Johnson & Johnson	4,907	812,206
Procter & Gamble Co.	4,907	744,588
Merck & Company, Inc.	4,907	566,219
Coca-Cola Co.	4,907	295,500
Total Consumer, Non-cyclical		5,866,466
Financial - 17.7%
Goldman Sachs Group, Inc.	4,907	1,582,704
Visa, Inc. — Class A	4,907	1,165,314
American Express Co.	4,907	854,800
Travelers Companies, Inc.	4,907	852,149
JPMorgan Chase & Co.	4,907	713,674
Total Financial		5,168,641
Technology - 15.3%
Microsoft Corp.	4,907	1,671,030
Salesforce, Inc.*	4,907	1,036,653
Apple, Inc.	4,907	951,811
International Business Machines Corp.	4,907	656,605
Intel Corp.	4,907	164,090
Total Technology		4,480,189
Consumer, Cyclical - 15.2%
Home Depot, Inc.	4,907	1,524,311
McDonald's Corp.	4,907	1,464,298
Walmart, Inc.	4,907	771,282
NIKE, Inc. — Class B	4,907	541,586
Walgreens Boots Alliance, Inc.	4,907	139,800
Total Consumer, Cyclical		4,441,277
Industrial - 12.8%
Caterpillar, Inc.	4,907	1,207,367
Boeing Co.*	4,907	1,036,162
Honeywell International, Inc.	4,907	1,018,203
3M Co.	4,907	491,142
Total Industrial		3,752,874
Communications - 3.0%
Walt Disney Co.*	4,907	438,097
Cisco Systems, Inc.	4,907	253,888
Verizon Communications, Inc.	4,907	182,491
Total Communications		874,476
Energy - 2.6%
Chevron Corp.	4,907	772,116
Basic Materials - 0.9%
Dow, Inc.	4,907	261,347
Total Common Stocks
(Cost $15,943,167)		25,617,386

	Face Amount
U.S. TREASURY BILLS†† - 9.4%
U.S. Treasury Bills
5.00% due 08/03/23[1,2]	$2,000,000	1,991,193
5.11% due 07/18/23[2,3]	495,000	493,964
5.10% due 08/03/23[1,2]	150,000	149,339
5.01% due 08/03/23[1,2]	100,000	99,560
Total U.S. Treasury Bills
(Cost $2,733,457)		2,734,056

REPURCHASE AGREEMENTS††,4 - 10.5%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23[1]	1,668,932	1,668,932
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23[1]	734,246	734,246
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23[1]	667,496	667,496
Total Repurchase Agreements
(Cost $3,070,674)		3,070,674
Total Investments - 107.4%
(Cost $21,747,298)		$31,422,116
Other Assets & Liabilities, net - (7.4)%		(2,154,051)
Total Net Assets - 100.0%		$29,268,065

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Index Mini Futures Contracts	11	Sep 2023	$1,904,540	$27,521

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	Dow Jones Industrial Average	Pay	5.56% (SOFR + 0.50%)	At Maturity	09/20/23	740	$25,470,566	$489,919
BNP Paribas	Dow Jones Industrial Average	Pay	5.62% (Federal Funds Rate + 0.55%)	At Maturity	09/21/23	159	5,479,366	76,576

							$30,949,932	$566,495

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2023.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2023.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$25,617,386	$—	$—	$25,617,386
U.S. Treasury Bills	—	2,734,056	—	2,734,056
Repurchase Agreements	—	3,070,674	—	3,070,674
Equity Futures Contracts**	27,521	—	—	27,521
Equity Index Swap Agreements**	—	566,495	—	566,495
Total Assets	$25,644,907	$6,371,225	$—	$32,016,132

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount	Value
U.S. TREASURY BILLS†† - 20.0%
U.S. Treasury Bills
5.00% due 08/03/23[1,2]	$800,000	$796,477
5.05% due 08/03/23[1,2]	200,000	199,119
Total U.S. Treasury Bills
(Cost $995,408)		995,596

REPURCHASE AGREEMENTS††,3 - 82.7%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23[1]	2,241,967	2,241,967
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23[1]	986,352	986,352
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23[1]	896,684	896,684
Total Repurchase Agreements
(Cost $4,125,003)		4,125,003
Total Investments - 102.7%
(Cost $5,120,411)		$5,120,599
Other Assets & Liabilities, net - (2.7)%		(132,962)
Total Net Assets - 100.0%		$4,987,637

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
Dow Jones Industrial Average Mini Futures Contracts	9	Sep 2023	$1,558,260	$(14,269)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	Dow Jones Industrial Average	Receive	5.31% (SOFR + 0.25%)	At Maturity	09/20/23	157	$5,413,895	$(28,465)
BNP Paribas	Dow Jones Industrial Average	Receive	5.22% (Federal Funds Rate + 0.15%)	At Maturity	09/21/23	88	3,017,701	(43,737)
							$8,431,596	$(72,202)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2023.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$995,596	$—	$995,596
Repurchase Agreements	—	4,125,003	—	4,125,003
Total Assets	$—	$5,120,599	$—	$5,120,599

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$14,269	$—	$—	$14,269
Equity Index Swap Agreements**	—	72,202	—	72,202
Total Liabilities	$14,269	$72,202	$—	$86,471

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 43.5%
Federal Home Loan Bank
5.07% due 07/20/23[1]	$5,000,000	$4,986,621
4.93% due 07/07/23[1]	2,300,000	2,298,110
4.80% due 07/03/23[1]	1,500,000	1,499,600
Total Federal Agency Discount Notes
(Cost $8,784,331)		8,784,331

U.S. TREASURY BILLS†† - 29.6%
U.S. Treasury Bills
5.00% due 08/03/23[1,2]	2,000,000	1,991,193
5.00% due 08/03/23[1,2]	2,000,000	1,991,193
5.01% due 08/03/23[1,2]	850,000	846,257
5.11% due 07/18/23[1,3]	698,000	696,539
5.10% due 08/03/23[1,2]	450,000	448,019
Total U.S. Treasury Bills
(Cost $5,971,942)		5,973,201

REPURCHASE AGREEMENTS††,4 - 33.3%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23[2]	3,658,530	3,658,530
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23[2]	1,609,569	1,609,569
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23[2]	1,463,245	1,463,245
Total Repurchase Agreements
(Cost $6,731,344)		6,731,344
Total Investments - 106.4%
(Cost $21,487,617)		$21,488,876
Other Assets & Liabilities, net - (6.4)%		(1,291,310)
Total Net Assets - 100.0%		$20,197,566

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
NASDAQ-100 Index Mini Futures Contracts	16	Sep 2023	$4,906,000	$13,844

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	NASDAQ-100 Index	Receive	5.41% (SOFR + 0.35%)	At Maturity	09/20/23	385	$5,841,541	$(83,103)
BNP Paribas	NASDAQ-100 Index	Receive	5.32% (Federal Funds Rate + 0.25%)	At Maturity	09/21/23	499	7,573,716	(116,394)
Goldman Sachs International	NASDAQ-100 Index	Receive	5.37% (Federal Funds Rate + 0.30%)	At Maturity	09/21/23	1,453	22,057,772	(275,816)
							$35,473,029	$(475,313)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2023.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2023.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Inverse NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$8,784,331	$—	$8,784,331
U.S. Treasury Bills	—	5,973,201	—	5,973,201
Repurchase Agreements	—	6,731,344	—	6,731,344
Equity Futures Contracts**	13,844	—	—	13,844
Total Assets	$13,844	$21,488,876	$—	$21,502,720

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$475,313	$—	$475,313

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount	Value
U.S. TREASURY BILLS†† - 10.1%
U.S. Treasury Bills
4.87% due 08/10/23[1]	$500,000	$497,291
5.00% due 08/03/23[1,2]	100,000	99,560
5.11% due 07/18/23[1,3]	82,000	81,828
Total U.S. Treasury Bills
(Cost $678,507)		678,679

FEDERAL AGENCY DISCOUNT NOTES†† - 7.3%
Federal Home Loan Bank
5.00% due 07/19/23[1]	500,000	498,750
Total Federal Agency Discount Notes
(Cost $498,750)		498,750

REPURCHASE AGREEMENTS††,4 - 108.2%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23[2]	3,997,399	3,997,399
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23[2]	1,758,654	1,758,654
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23[2]	1,598,776	1,598,776
Total Repurchase Agreements
(Cost $7,354,829)		7,354,829
Total Investments - 125.6%
(Cost $8,532,086)		$8,532,258
Other Assets & Liabilities, net - (25.6)%		(1,736,872)
Total Net Assets - 100.0%		$6,795,386

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
Russell 2000 Index Mini Futures Contracts	28	Sep 2023	$2,664,340	$(6,863)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	Russell 2000 Index	Receive	4.92% (Federal Funds Rate - 0.15%)	At Maturity	09/21/23	3,476	$6,564,845	$(24,561)
Barclays Bank plc	Russell 2000 Index	Receive	4.56% (SOFR - 0.50%)	At Maturity	09/20/23	653	1,232,611	(42,730)
BNP Paribas	Russell 2000 Index	Receive	4.87% (Federal Funds Rate - 0.20%)	At Maturity	09/21/23	1,645	3,107,249	(62,355)
							$10,904,705	$(129,646)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2023.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2023.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Inverse Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$678,679	$—	$678,679
Federal Agency Discount Notes	—	498,750	—	498,750
Repurchase Agreements	—	7,354,829	—	7,354,829
Total Assets	$—	$8,532,258	$—	$8,532,258

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$6,863	$—	$—	$6,863
Equity Index Swap Agreements**	—	129,646	—	129,646
Total Liabilities	$6,863	$129,646	$—	$136,509

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount	Value
U.S. TREASURY BILLS†† - 23.2%
U.S. Treasury Bills
5.05% due 07/05/23[1]	$5,000,000	$4,998,637
5.05% due 08/03/23[1,2]	3,800,000	3,783,266
4.87% due 08/10/23[1]	2,000,000	1,989,165
5.00% due 08/03/23[1,2]	1,500,000	1,493,395
5.11% due 07/18/23[1,3]	954,000	952,003
Total U.S. Treasury Bills
(Cost $13,213,052)		13,216,466

FEDERAL AGENCY DISCOUNT NOTES†† - 3.7%
Federal Home Loan Bank
4.93% due 07/07/23[1]	2,100,000	2,098,275
Total Federal Agency Discount Notes
(Cost $2,098,275)		2,098,275

REPURCHASE AGREEMENTS††,4 - 10.8%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23[2]	3,331,207	3,331,207
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23[2]	1,465,564	1,465,564
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23[2]	1,332,330	1,332,330
Total Repurchase Agreements
(Cost $6,129,101)		6,129,101
Total Investments - 37.7%
(Cost $21,440,428)		$21,443,842
Other Assets & Liabilities, net - 62.3%		35,494,402
Total Net Assets - 100.0%		$56,938,244

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
S&P 500 Index Mini Futures Contracts	141	Sep 2023	$31,629,825	$(25,539)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	S&P 500 Index	Receive	5.27% (Federal Funds Rate + 0.20%)	At Maturity	09/21/23	634	$2,822,167	$(45,639)
Goldman Sachs International	S&P 500 Index	Receive	5.37% (Federal Funds Rate + 0.30%)	At Maturity	09/21/23	14,064	62,591,816	(226,848)
Barclays Bank plc	S&P 500 Index	Receive	5.36% (SOFR + 0.30%)	At Maturity	09/20/23	3,788	16,856,397	(460,424)
							$82,270,380	$(732,911)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2023.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2023.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Inverse S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$13,216,466	$—	$13,216,466
Federal Agency Discount Notes	—	2,098,275	—	2,098,275
Repurchase Agreements	—	6,129,101	—	6,129,101
Total Assets	$—	$21,443,842	$—	$21,443,842

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$25,539	$—	$—	$25,539
Equity Index Swap Agreements**	—	732,911	—	732,911
Total Liabilities	$25,539	$732,911	$—	$758,450

**	This derivative is reported as unrealized appreciation/depreciation at period end.

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 81.5%
Technology - 40.9%
Microsoft Corp.	252,486	$85,981,582
Apple, Inc.	431,368	83,672,451
NVIDIA Corp.	109,263	46,220,434
Broadcom, Inc.	18,443	15,998,012
Adobe, Inc.*	20,291	9,922,096
Advanced Micro Devices, Inc.*	71,236	8,114,493
Texas Instruments, Inc.	40,151	7,227,983
Intel Corp.	184,509	6,169,981
QUALCOMM, Inc.	49,279	5,866,172
Intuit, Inc.	12,389	5,676,516
Applied Materials, Inc.	37,147	5,369,227
Analog Devices, Inc.	22,181	4,321,081
Lam Research Corp.	5,942	3,819,874
Micron Technology, Inc.	48,412	3,055,281
KLA Corp.	6,069	2,943,586
Activision Blizzard, Inc.*	34,777	2,931,701
Synopsys, Inc.*	6,731	2,930,745
Cadence Design Systems, Inc.*	12,063	2,829,015
ASML Holding N.V. — Class G	3,882	2,813,480
Fortinet, Inc.*	34,734	2,625,543
NXP Semiconductor N.V.	11,490	2,351,773
Marvell Technology, Inc.	38,043	2,274,211
Microchip Technology, Inc.	24,126	2,161,448
Workday, Inc. — Class A*	9,113	2,058,536
Autodesk, Inc.*	9,473	1,938,271
ON Semiconductor Corp.*	19,104	1,806,856
Paychex, Inc.	15,947	1,783,991
GLOBALFOUNDRIES, Inc.*,1	24,231	1,564,838
Electronic Arts, Inc.	12,063	1,564,571
Cognizant Technology Solutions Corp. — Class A	22,448	1,465,405
Crowdstrike Holdings, Inc. — Class A*	9,914	1,456,069
Datadog, Inc. — Class A*	13,105	1,289,270
ANSYS, Inc.*	3,833	1,265,925
Atlassian Corp. — Class A*	6,719	1,127,515
Zscaler, Inc.*	6,419	939,100
Zoom Video Communications, Inc. — Class A*	11,098	753,332
Total Technology		334,290,364
Communications - 21.6%
Amazon.com, Inc.*	349,863	45,608,141
Meta Platforms, Inc. — Class A*	97,857	28,083,002
Alphabet, Inc. — Class A*	206,476	24,715,177
Alphabet, Inc. — Class C*	200,295	24,229,686
Cisco Systems, Inc.	180,265	9,326,911
Netflix, Inc.*	19,665	8,662,236
Comcast Corp. — Class A	183,995	7,644,992
T-Mobile US, Inc.*	53,079	7,372,673
Booking Holdings, Inc.*	1,634	4,412,339
Palo Alto Networks, Inc.*	13,529	3,456,795
MercadoLibre, Inc.*	2,221	2,630,996
Charter Communications, Inc. — Class A*	6,661	2,447,052
Airbnb, Inc. — Class A*	18,243	2,338,023
PDD Holdings, Inc. ADR*	27,011	1,867,540
Warner Bros Discovery, Inc.*	107,764	1,351,361
eBay, Inc.	23,655	1,057,142
Sirius XM Holdings, Inc.[1]	171,123	775,187
JD.com, Inc. ADR	20,083	685,433
Total Communications		176,664,686
Consumer, Non-cyclical - 8.9%
PepsiCo, Inc.	60,943	11,287,862
Intuitive Surgical, Inc.*	15,500	5,300,070
Amgen, Inc.	23,637	5,247,887
Mondelez International, Inc. — Class A	60,243	4,394,124
Gilead Sciences, Inc.	55,178	4,252,568
Automatic Data Processing, Inc.	18,275	4,016,662
Vertex Pharmaceuticals, Inc.*	11,393	4,009,311
Regeneron Pharmaceuticals, Inc.*	4,773	3,429,591
PayPal Holdings, Inc.*	49,354	3,293,393
Monster Beverage Corp.*	46,303	2,659,644
Cintas Corp.	4,498	2,235,866
Dexcom, Inc.*	17,148	2,203,690
Moderna, Inc.*	16,863	2,048,854
Keurig Dr Pepper, Inc.	62,098	1,941,805
Kraft Heinz Co.	54,288	1,927,224
AstraZeneca plc ADR	26,183	1,873,917
IDEXX Laboratories, Inc.*	3,672	1,844,189
Biogen, Inc.*	6,403	1,823,895
GE HealthCare Technologies, Inc.	20,113	1,633,980
CoStar Group, Inc.*	18,072	1,608,408
Seagen, Inc.*	8,294	1,596,263
Verisk Analytics, Inc. — Class A	6,405	1,447,722
Illumina, Inc.*	6,993	1,311,118
Align Technology, Inc.*	3,384	1,196,718
Total Consumer, Non-cyclical		72,584,761
Consumer, Cyclical - 7.5%
Tesla, Inc.*	108,076	28,291,054
Costco Wholesale Corp.	19,618	10,561,939
Starbucks Corp.	50,712	5,023,531
O'Reilly Automotive, Inc.*	2,693	2,572,623
Marriott International, Inc. — Class A	13,481	2,476,325
Lululemon Athletica, Inc.*	5,405	2,045,792
PACCAR, Inc.	23,116	1,933,653
Copart, Inc.*	21,120	1,926,355
Ross Stores, Inc.	15,131	1,696,639
Fastenal Co.	25,261	1,490,147
Dollar Tree, Inc.*	9,749	1,398,981
Walgreens Boots Alliance, Inc.	38,167	1,087,378
Lucid Group, Inc.*,1	81,140	559,055
Total Consumer, Cyclical		61,063,472
Industrial - 1.4%
Honeywell International, Inc.	29,447	6,110,253
CSX Corp.	89,935	3,066,783
Old Dominion Freight Line, Inc.	4,850	1,793,288
Total Industrial		10,970,324
Utilities - 0.8%
American Electric Power Company, Inc.	22,772	1,917,402
Exelon Corp.	43,996	1,792,397
Xcel Energy, Inc.	24,346	1,513,591
Constellation Energy Corp.	14,351	1,313,834
Total Utilities		6,537,224

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 81.5% (continued)
Energy - 0.4%
Baker Hughes Co.	44,783	$1,415,591
Diamondback Energy, Inc.	8,011	1,052,325
Enphase Energy, Inc.*	6,062	1,015,264
Total Energy		3,483,180
Total Common Stocks
(Cost $394,008,206)		665,594,011

	Face Amount
U.S. TREASURY BILLS†† - 6.8%
U.S. Treasury Bills
5.00% due 08/03/23[2,3]	$25,700,000	25,586,830
5.11% due 07/18/23[3,4]	10,519,000	10,496,987
4.31% due 07/05/23[3]	8,000,000	7,997,819
5.01% due 08/03/23[2,3]	4,100,000	4,081,945
5.05% due 08/03/23[2,3]	3,800,000	3,783,267
5.00% due 08/03/23[2,3]	3,400,000	3,385,028
Total U.S. Treasury Bills
(Cost $55,318,999)		55,331,876

FEDERAL AGENCY DISCOUNT NOTES†† - 0.4%
Federal Home Loan Bank
4.80% due 07/03/23[3]	3,500,000	3,499,067
Total Federal Agency Discount Notes
(Cost $3,499,067)		3,499,067

REPURCHASE AGREEMENTS††,5 - 7.7%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23[2]	34,195,728	34,195,728
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23[2]	15,044,396	15,044,396
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23[2]	13,676,724	13,676,724
Total Repurchase Agreements
(Cost $62,916,848)		62,916,848

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.2%
Money Market Fund
First American Government Obligations Fund - Class X, 5.01%[7]	1,869,665	1,869,665
Total Securities Lending Collateral
(Cost $1,869,665)		1,869,665
Total Investments - 96.6%
(Cost $517,612,785)		$789,211,467
Other Assets & Liabilities, net - 3.4%		27,976,359
Total Net Assets - 100.0%		$817,187,826

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	459	Sep 2023	$140,740,875	$4,127,241

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	NASDAQ-100 Index	Pay	5.56% (SOFR + 0.50%)	At Maturity	09/20/23	23,669	$359,273,434	$10,653,972
Goldman Sachs International	NASDAQ-100 Index	Pay	5.57% (Federal Funds Rate + 0.50%)	At Maturity	09/21/23	30,021	455,701,931	5,610,590
BNP Paribas	NASDAQ-100 Index	Pay	5.72% (Federal Funds Rate + 0.65%)	At Maturity	09/21/23	903	13,713,121	210,767
							$828,688,486	$16,475,329

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2023 — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2023.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at June 30, 2023.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of June 30, 2023.

ADR — American Depositary Receipt
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$665,594,011	$—	$—	$665,594,011
U.S. Treasury Bills	—	55,331,876	—	55,331,876
Federal Agency Discount Notes	—	3,499,067	—	3,499,067
Repurchase Agreements	—	62,916,848	—	62,916,848
Securities Lending Collateral	1,869,665	—	—	1,869,665
Equity Futures Contracts**	4,127,241	—	—	4,127,241
Equity Index Swap Agreements**	—	16,475,329	—	16,475,329
Total Assets	$671,590,917	$138,223,120	$—	$809,814,037

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Russell 2000® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 28.8%
Consumer, Non-cyclical - 7.0%
Intra-Cellular Therapies, Inc.*	425	$26,856
elf Beauty, Inc.*	227	25,930
Lantheus Holdings, Inc.*	308	25,847
API Group Corp.*	947	25,815
Option Care Health, Inc.*	770	25,017
IVERIC bio, Inc.*	625	24,588
HealthEquity, Inc.*	380	23,993
Ensign Group, Inc.	247	23,579
Alkermes plc*	751	23,506
BellRing Brands, Inc.*	607	22,216
Halozyme Therapeutics, Inc.*	604	21,786
Merit Medical Systems, Inc.*	257	21,495
Neogen Corp.*	986	21,446
Vaxcyte, Inc.*	416	20,775
ImmunoGen, Inc.*	1,098	20,719
Triton International Ltd.	247	20,565
AMN Healthcare Services, Inc.*	184	20,078
Insperity, Inc.	165	19,628
Haemonetics Corp.*	227	19,327
CONMED Corp.	139	18,889
Guardant Health, Inc.*	503	18,007
Lancaster Colony Corp.	88	17,696
Herc Holdings, Inc.	128	17,517
Blueprint Medicines Corp.*	275	17,380
Sprouts Farmers Market, Inc.*	469	17,226
StoneCo Ltd. — Class A*	1,318	16,791
Alight, Inc. — Class A*	1,802	16,651
Arrowhead Pharmaceuticals, Inc.*	464	16,546
ASGN, Inc.*	218	16,487
Intellia Therapeutics, Inc.*	399	16,271
TriNet Group, Inc.*	170	16,145
Amicus Therapeutics, Inc.*	1,269	15,939
Denali Therapeutics, Inc.*	534	15,758
TG Therapeutics, Inc.*	621	15,426
Hostess Brands, Inc.*	601	15,217
Pacific Biosciences of California, Inc.*	1,140	15,162
Glaukos Corp.*	212	15,097
Simply Good Foods Co.*	411	15,038
Select Medical Holdings Corp.	470	14,974
Omnicell, Inc.*	203	14,955
iRhythm Technologies, Inc.*	139	14,500
Madrigal Pharmaceuticals, Inc.*	62	14,322
Brink's Co.	209	14,176
Coca-Cola Consolidated, Inc.	22	13,993
Progyny, Inc.*	355	13,966
Surgery Partners, Inc.*	306	13,767
Cytokinetics, Inc.*	421	13,733
Inari Medical, Inc.*	235	13,663
Flywire Corp.*	435	13,502
Prestige Consumer Healthcare, Inc.*	225	13,372
Integer Holdings Corp.*	150	13,292
Patterson Companies, Inc.	399	13,271
Reata Pharmaceuticals, Inc. — Class A*	129	13,153
ACADIA Pharmaceuticals, Inc.*	548	13,125
Inmode Ltd.*	351	13,110
PTC Therapeutics, Inc.*	320	13,014
Prothena Corporation plc*	188	12,837
ABM Industries, Inc.	300	12,795
LivaNova plc*	245	12,600
Insmed, Inc.*	596	12,576
REVOLUTION Medicines, Inc.*	459	12,278
TransMedics Group, Inc.*	144	12,093
Helen of Troy Ltd.*	109	11,774
TreeHouse Foods, Inc.*	233	11,738
Korn Ferry	236	11,691
STAAR Surgical Co.*	220	11,565
CBIZ, Inc.*	217	11,562
WD-40 Co.	61	11,508
Krystal Biotech, Inc.*	98	11,505
Sage Therapeutics, Inc.*	239	11,238
Inter Parfums, Inc.	83	11,224
Alarm.com Holdings, Inc.*	217	11,215
Axonics, Inc.*	222	11,204
EVERTEC, Inc.	296	10,902
Marqeta, Inc. — Class A*	2,218	10,802
J & J Snack Foods Corp.	68	10,768
Axsome Therapeutics, Inc.*	149	10,707
ICF International, Inc.	85	10,573
Marathon Digital Holdings, Inc.*	762	10,561
AtriCure, Inc.*	211	10,415
Chinook Therapeutics, Inc.*	262	10,066
NuVasive, Inc.*	239	9,940
Amphastar Pharmaceuticals, Inc.*	172	9,885
Beam Therapeutics, Inc.*	309	9,866
Graham Holdings Co. — Class B	17	9,715
Edgewell Personal Care Co.	232	9,584
Revance Therapeutics, Inc.*	377	9,542
Akero Therapeutics, Inc.*	203	9,478
Vir Biotechnology, Inc.*	379	9,297
NeoGenomics, Inc.*	576	9,256
Bridgebio Pharma, Inc.*	518	8,910
Cerevel Therapeutics Holdings, Inc.*	280	8,901
Primo Water Corp.	708	8,878
Riot Platforms, Inc.*	724	8,558
Myriad Genetics, Inc.*	365	8,461
Vector Group Ltd.	658	8,429
Veracyte, Inc.*	329	8,380
Pacira BioSciences, Inc.*	206	8,254
LiveRamp Holdings, Inc.*	289	8,254
DICE Therapeutics, Inc.*	175	8,131
Vericel Corp.*	215	8,078
Corcept Therapeutics, Inc.*	363	8,077
Morphic Holding, Inc.*	138	7,912
Cal-Maine Foods, Inc.	173	7,785
Upbound Group, Inc.	249	7,751
Textainer Group Holdings Ltd.	195	7,679
Coursera, Inc.*	589	7,669
MGP Ingredients, Inc.	72	7,652
Dynavax Technologies Corp.*	586	7,571
CorVel Corp.*	39	7,547
Huron Consulting Group, Inc.*	86	7,302
RadNet, Inc.*	223	7,274
Geron Corp.*	2,253	7,232
Remitly Global, Inc.*	382	7,189

Russell 2000® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 28.8% (continued)
Consumer, Non-cyclical - 7.0% (continued)
Laureate Education, Inc. — Class A	593	$7,169
US Physical Therapy, Inc.	59	7,162
Stride, Inc.*	192	7,148
Celldex Therapeutics, Inc.*	210	7,125
Agios Pharmaceuticals, Inc.*	251	7,108
Viking Therapeutics, Inc.*	435	7,051
Adtalem Global Education, Inc.*	205	7,040
Ventyx Biosciences, Inc.*	212	6,954
SpringWorks Therapeutics, Inc.*	264	6,922
Strategic Education, Inc.	102	6,920
Protagonist Therapeutics, Inc.*	245	6,767
PROG Holdings, Inc.*	210	6,745
Andersons, Inc.	146	6,738
Supernus Pharmaceuticals, Inc.*	222	6,673
Ironwood Pharmaceuticals, Inc. — Class A*	627	6,671
Iovance Biotherapeutics, Inc.*	941	6,625
Addus HomeCare Corp.*	71	6,582
John Wiley & Sons, Inc. — Class A	193	6,568
Xencor, Inc.*	262	6,542
Central Garden & Pet Co. — Class A*	178	6,490
Owens & Minor, Inc.*	336	6,397
Biohaven Ltd.*	264	6,315
Alphatec Holdings, Inc.*	349	6,275
Zentalis Pharmaceuticals, Inc.*	222	6,263
Syndax Pharmaceuticals, Inc.*	298	6,237
UFP Technologies, Inc.*	32	6,203
BioCryst Pharmaceuticals, Inc.*	857	6,033
LeMaitre Vascular, Inc.	89	5,988
Aurinia Pharmaceuticals, Inc.*	613	5,934
Herbalife Ltd.*	447	5,918
Catalyst Pharmaceuticals, Inc.*	436	5,860
Krispy Kreme, Inc.	396	5,833
Ideaya Biosciences, Inc.*	246	5,781
Payoneer Global, Inc.*	1,199	5,767
PROCEPT BioRobotics Corp.*	163	5,762
Monro, Inc.	141	5,729
Matthews International Corp. — Class A	134	5,711
Legalzoom.com, Inc.*	471	5,690
Chefs' Warehouse, Inc.*	159	5,686
Silk Road Medical, Inc.*	174	5,653
Oscar Health, Inc. — Class A*	700	5,642
Embecta Corp.	261	5,638
ZipRecruiter, Inc. — Class A*	316	5,612
Kforce, Inc.	88	5,514
Arvinas, Inc.*	222	5,510
Universal Corp.	109	5,443
Arcellx, Inc.*	172	5,439
Pediatrix Medical Group, Inc.*	381	5,414
Ligand Pharmaceuticals, Inc. — Class B*	75	5,408
Avanos Medical, Inc.*	209	5,342
Utz Brands, Inc.	326	5,333
89bio, Inc.*	280	5,306
Ingles Markets, Inc. — Class A	64	5,290
Twist Bioscience Corp.*	257	5,258
Treace Medical Concepts, Inc.*	205	5,244
Harmony Biosciences Holdings, Inc.*	149	5,243
United Natural Foods, Inc.*	268	5,239
National Beverage Corp.*	107	5,174
Relay Therapeutics, Inc.*	408	5,124
Travere Therapeutics, Inc.*	330	5,069
Hain Celestial Group, Inc.*	405	5,067
Rocket Pharmaceuticals, Inc.*	254	5,047
Healthcare Services Group, Inc.	337	5,031
Amylyx Pharmaceuticals, Inc.*	230	4,961
Cymabay Therapeutics, Inc.*	444	4,862
Arcus Biosciences, Inc.*	239	4,854
CoreCivic, Inc.*	515	4,846
Cimpress plc*	81	4,818
Weis Markets, Inc.	75	4,816
John B Sanfilippo & Son, Inc.	41	4,808
Chegg, Inc.*	535	4,751
Sabre Corp.*	1,483	4,731
MannKind Corp.*	1,162	4,729
Cytek Biosciences, Inc.*	548	4,680
Pliant Therapeutics, Inc.*	256	4,639
Immunovant, Inc.*	244	4,629
Recursion Pharmaceuticals, Inc. — Class A*	617	4,609
Nuvalent, Inc. — Class A*	108	4,554
Viridian Therapeutics, Inc.*	191	4,544
Medifast, Inc.	49	4,516
B&G Foods, Inc.[1]	322	4,482
Cassava Sciences, Inc.*	180	4,414
LifeStance Health Group, Inc.*	480	4,382
Cross Country Healthcare, Inc.*	156	4,381
Dole plc	324	4,381
Crinetics Pharmaceuticals, Inc.*	241	4,343
Verve Therapeutics, Inc.*	229	4,294
Replimune Group, Inc.*	184	4,272
Arlo Technologies, Inc.*	391	4,266
SI-BONE, Inc.*	157	4,236
Udemy, Inc.*	388	4,163
Varex Imaging Corp.*	176	4,148
Keros Therapeutics, Inc.*	102	4,098
Nevro Corp.*	161	4,093
AdaptHealth Corp.*	333	4,053
Accolade, Inc.*	299	4,027
Inhibrx, Inc.*	155	4,024
Quanex Building Products Corp.	149	4,000
OPKO Health, Inc.*	1,825	3,960
Fresh Del Monte Produce, Inc.	154	3,959
Kymera Therapeutics, Inc.*	172	3,954
Green Dot Corp. — Class A*	210	3,935
Avid Bioservices, Inc.*	281	3,926
GEO Group, Inc.*	539	3,859
Rhythm Pharmaceuticals, Inc.*	232	3,826
First Advantage Corp.*	247	3,806
Perdoceo Education Corp.*	304	3,730
Point Biopharma Global, Inc.*	409	3,706
Cogent Biosciences, Inc.*	312	3,694
REGENXBIO, Inc.*	184	3,678
Multiplan Corp.*	1,713	3,614
Quanterix Corp.*	159	3,585
Innoviva, Inc.*	281	3,577

Russell 2000® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 28.8% (continued)
Consumer, Non-cyclical - 7.0% (continued)
SpartanNash Co.	158	$3,557
Avidity Biosciences, Inc.*	320	3,549
RxSight, Inc.*	123	3,542
Paragon 28, Inc.*	199	3,530
National Healthcare Corp.	57	3,524
ADMA Biologics, Inc.*	953	3,517
SP Plus Corp.*	89	3,481
Beyond Meat, Inc.*,1	268	3,479
BioLife Solutions, Inc.*	157	3,470
Vita Coco Company, Inc.*	129	3,466
Adaptive Biotechnologies Corp.*	514	3,449
Fulgent Genetics, Inc.*	93	3,444
Deluxe Corp.	197	3,444
MiMedx Group, Inc.*	515	3,404
Atrion Corp.	6	3,394
Collegium Pharmaceutical, Inc.*	157	3,374
Deciphera Pharmaceuticals, Inc.*	237	3,337
DocGo, Inc.*	352	3,298
Ardelyx, Inc.*	964	3,268
Aclaris Therapeutics, Inc.*	314	3,256
Brookdale Senior Living, Inc. — Class A*	771	3,254
Nano-X Imaging Ltd.*	208	3,222
USANA Health Sciences, Inc.*	51	3,215
CRA International, Inc.	31	3,162
OrthoPediatrics Corp.*	72	3,157
Mirum Pharmaceuticals, Inc.*	121	3,130
ANI Pharmaceuticals, Inc.*	58	3,122
ProKidney Corp.*	279	3,122
Kura Oncology, Inc.*	295	3,121
Beauty Health Co.*	370	3,097
Artivion, Inc.*	178	3,060
Arcturus Therapeutics Holdings, Inc.*	105	3,011
Novavax, Inc.*,1	394	2,927
Theravance Biopharma, Inc.*	279	2,888
Repay Holdings Corp.*	368	2,881
Orthofix Medical, Inc.*	159	2,872
European Wax Center, Inc. — Class A*	154	2,869
National Research Corp. — Class A	65	2,828
Transcat, Inc.*	33	2,815
SunOpta, Inc.*	411	2,750
EQRx, Inc.*	1,443	2,684
Day One Biopharmaceuticals, Inc.*	223	2,663
Mission Produce, Inc.*	219	2,654
Kelly Services, Inc. — Class A	149	2,624
Prime Medicine, Inc.*	179	2,622
ModivCare, Inc.*	58	2,622
Enhabit, Inc.*	228	2,622
Tactile Systems Technology, Inc.*	105	2,618
Barrett Business Services, Inc.	30	2,616
Editas Medicine, Inc.*	315	2,592
Anavex Life Sciences Corp.*	318	2,585
4D Molecular Therapeutics, Inc.*	143	2,584
Duckhorn Portfolio, Inc.*	199	2,581
V2X, Inc.*	52	2,577
Hackett Group, Inc.	113	2,526
Sana Biotechnology, Inc.*	422	2,515
RAPT Therapeutics, Inc.*	134	2,506
Community Health Systems, Inc.*	569	2,504
Lyell Immunopharma, Inc.*	785	2,496
Agenus, Inc.*	1,552	2,483
Viad Corp.*	92	2,473
Vera Therapeutics, Inc.*	153	2,456
TrueBlue, Inc.*	138	2,444
Marinus Pharmaceuticals, Inc.*	225	2,444
Cass Information Systems, Inc.	62	2,404
Franklin Covey Co.*	55	2,402
Heidrick & Struggles International, Inc.	90	2,382
Ennis, Inc.	115	2,344
I3 Verticals, Inc. — Class A*	102	2,332
American Well Corp. — Class A*	1,109	2,329
Resources Connection, Inc.	147	2,309
2seventy bio, Inc.*	227	2,297
Calavo Growers, Inc.	78	2,264
Harrow Health, Inc.*	118	2,247
Arcutis Biotherapeutics, Inc.*	233	2,221
Agiliti, Inc.*	134	2,211
ACCO Brands Corp.	418	2,178
Pulmonx Corp.*	166	2,176
Enliven Therapeutics, Inc.*	106	2,163
Dyne Therapeutics, Inc.*	192	2,160
OmniAb, Inc.*	422	2,123
Nurix Therapeutics, Inc.*	212	2,118
Seres Therapeutics, Inc.*	440	2,108
Zymeworks, Inc.*	241	2,082
23andMe Holding Co. — Class A*	1,176	2,058
Aaron's Company, Inc.	143	2,022
Kiniksa Pharmaceuticals Ltd. — Class A*	142	1,999
CareDx, Inc.*	235	1,997
Carriage Services, Inc. — Class A	61	1,981
Biomea Fusion, Inc.*	90	1,976
Cerus Corp.*	803	1,975
Surmodics, Inc.*	62	1,941
Avita Medical, Inc.*	114	1,939
Tarsus Pharmaceuticals, Inc.*	107	1,934
Enanta Pharmaceuticals, Inc.*	90	1,926
Target Hospitality Corp.*	141	1,892
PetIQ, Inc.*	124	1,881
Turning Point Brands, Inc.	78	1,873
Allogene Therapeutics, Inc.*	372	1,849
Fate Therapeutics, Inc.*	383	1,823
Ocular Therapeutix, Inc.*	353	1,822
MaxCyte, Inc.*	395	1,813
AngioDynamics, Inc.*	171	1,784
Aldeyra Therapeutics, Inc.*	211	1,770
AnaptysBio, Inc.*	86	1,749
Custom Truck One Source, Inc.*	257	1,732
Alector, Inc.*	287	1,725
Anika Therapeutics, Inc.*	66	1,715
Amneal Pharmaceuticals, Inc.*	551	1,708
Central Garden & Pet Co.*	44	1,706

Russell 2000® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 28.8% (continued)
Consumer, Non-cyclical - 7.0% (continued)
Terns Pharmaceuticals, Inc.*	194	$1,698
OraSure Technologies, Inc.*	337	1,688
Liquidia Corp.*	215	1,688
Vanda Pharmaceuticals, Inc.*	256	1,687
Emergent BioSolutions, Inc.*	229	1,683
Axogen, Inc.*	184	1,680
WW International, Inc.*	247	1,660
Vital Farms, Inc.*	138	1,655
HilleVax, Inc.*	96	1,650
Voyager Therapeutics, Inc.*	144	1,649
Tejon Ranch Co.*	95	1,635
Accuray, Inc.*	422	1,633
Pennant Group, Inc.*	131	1,609
Bluebird Bio, Inc.*	484	1,592
Phathom Pharmaceuticals, Inc.*	111	1,590
SomaLogic, Inc.*	684	1,580
Xeris Biopharma Holdings, Inc.*	602	1,577
iRadimed Corp.	33	1,575
Disc Medicine, Inc.*	35	1,554
Forrester Research, Inc.*	53	1,542
Castle Biosciences, Inc.*	112	1,537
Aura Biosciences, Inc.*	124	1,531
Viemed Healthcare, Inc.*	154	1,506
Edgewise Therapeutics, Inc.*	194	1,504
Cano Health, Inc.*	1,081	1,503
Cabaletta Bio, Inc.*	116	1,498
Omeros Corp.*	275	1,496
Mersana Therapeutics, Inc.*	454	1,494
Utah Medical Products, Inc.	16	1,491
Alta Equipment Group, Inc.	86	1,490
Coherus Biosciences, Inc.*	348	1,486
Paysafe Ltd.*	147	1,483
iTeos Therapeutics, Inc.*	112	1,483
Alpine Immune Sciences, Inc.*	144	1,480
MacroGenics, Inc.*	275	1,471
Entrada Therapeutics, Inc.*	97	1,469
Butterfly Network, Inc.*	631	1,451
2U, Inc.*	358	1,443
Taro Pharmaceutical Industries Ltd.*	37	1,403
Westrock Coffee Co.*	129	1,402
ImmunityBio, Inc.*,1	499	1,387
ORIC Pharmaceuticals, Inc.*	177	1,374
Evolus, Inc.*	187	1,360
Assertio Holdings, Inc.*	250	1,355
Scilex Holding Co.*	242	1,348
Invitae Corp.*,1	1,189	1,344
BrightView Holdings, Inc.*	187	1,343
scPharmaceuticals, Inc.*	131	1,335
Stoke Therapeutics, Inc.*	125	1,329
Summit Therapeutics, Inc.*	524	1,315
Zimvie, Inc.*	117	1,314
Compass Therapeutics, Inc.*	413	1,313
Allakos, Inc.*	301	1,312
Sterling Check Corp.*	107	1,312
Arbutus Biopharma Corp.*	565	1,300
Atea Pharmaceuticals, Inc.*	347	1,298
Phibro Animal Health Corp. — Class A	93	1,274
Sutro Biopharma, Inc.*	272	1,265
SEACOR Marine Holdings, Inc.*	109	1,246
Icosavax, Inc.*	125	1,241
Limoneira Co.	79	1,229
Intercept Pharmaceuticals, Inc.*	111	1,228
Outlook Therapeutics, Inc.*	702	1,222
Tenaya Therapeutics, Inc.*	207	1,215
Inogen, Inc.*	105	1,213
Nuvation Bio, Inc.*	659	1,186
Cullinan Oncology, Inc.*	108	1,162
Cutera, Inc.*	75	1,135
Seer, Inc.*	265	1,132
Generation Bio Co.*	205	1,128
Y-mAbs Therapeutics, Inc.*	166	1,127
FibroGen, Inc.*	411	1,110
Savara, Inc.*	345	1,102
Olema Pharmaceuticals, Inc.*	121	1,093
Caribou Biosciences, Inc.*	257	1,092
PMV Pharmaceuticals, Inc.*	174	1,089
X4 Pharmaceuticals, Inc.*	557	1,081
Mineralys Therapeutics, Inc.*	63	1,074
Tyra Biosciences, Inc.*	63	1,073
Carisma Therapeutics, Inc.	121	1,061
CareMax, Inc.*	340	1,057
Organogenesis Holdings, Inc.*	318	1,056
Willdan Group, Inc.*	55	1,054
SIGA Technologies, Inc.	208	1,050
Distribution Solutions Group, Inc.*	20	1,041
EyePoint Pharmaceuticals, Inc.*	118	1,027
FiscalNote Holdings, Inc.*	282	1,026
Universal Technical Institute, Inc.*	148	1,023
Nathan's Famous, Inc.	13	1,021
Benson Hill, Inc.*	784	1,019
Kodiak Sciences, Inc.*	147	1,014
Erasca, Inc.*	365	1,007
KalVista Pharmaceuticals, Inc.*	111	999
Rigel Pharmaceuticals, Inc.*	774	998
MeiraGTx Holdings plc*	148	995
Quipt Home Medical Corp.*	183	977
WaVe Life Sciences Ltd.*	267	972
Harvard Bioscience, Inc.*	177	972
Astria Therapeutics, Inc.*	116	966
Scholar Rock Holding Corp.*	128	965
Lexicon Pharmaceuticals, Inc.*	419	960
Monte Rosa Therapeutics, Inc.*	138	945
Immuneering Corp. — Class A*	92	933
Design Therapeutics, Inc.*	148	932
Janux Therapeutics, Inc.*	78	926
UroGen Pharma Ltd.*	89	921
Karyopharm Therapeutics, Inc.*	512	916
Eagle Pharmaceuticals, Inc.*	47	914
SoundThinking, Inc.*	41	896
Village Super Market, Inc. — Class A	39	890
Ovid therapeutics, Inc.*	270	886
Nautilus Biotechnology, Inc.*	228	882
Actinium Pharmaceuticals, Inc.*	118	876
BRC, Inc. — Class A*	169	872
NanoString Technologies, Inc.*	214	867
Joint Corp.*	64	864

Russell 2000® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 28.8% (continued)
Consumer, Non-cyclical - 7.0% (continued)
Theseus Pharmaceuticals, Inc.*	92	$858
Celcuity, Inc.*	78	856
HF Foods Group, Inc.*	182	854
Zynex, Inc.*	89	854
Information Services Group, Inc.	159	852
Inozyme Pharma, Inc.*	153	852
Sangamo Therapeutics, Inc.*	652	848
Lineage Cell Therapeutics, Inc.*,1	584	823
Performant Financial Corp.*	304	821
Nature's Sunshine Products, Inc.*	60	819
Alico, Inc.	32	815
Quantum-Si, Inc.*	454	813
CorMedix, Inc.*	202	801
Zevra Therapeutics, Inc.*	157	801
Humacyte, Inc.*	277	792
Kezar Life Sciences, Inc.*	323	791
Altimmune, Inc.*	224	791
InfuSystem Holdings, Inc.*	82	790
Aerovate Therapeutics, Inc.*	46	789
Seneca Foods Corp. — Class A*	24	784
Rallybio Corp.*	138	781
Gritstone bio, Inc.*	397	774
CVRx, Inc.*	50	772
ClearPoint Neuro, Inc.*	104	753
Cadiz, Inc.*	183	743
ARS Pharmaceuticals, Inc.*	110	737
ALX Oncology Holdings, Inc.*	98	736
Tela Bio, Inc.*	72	729
Annexon, Inc.*	206	725
Fennec Pharmaceuticals, Inc.*	82	724
Lincoln Educational Services Corp.*	107	721
Acacia Research Corp.*	172	716
Waldencast plc — Class A*	91	704
Precigen, Inc.*	611	703
Atara Biotherapeutics, Inc.*	432	696
Vigil Neuroscience, Inc.*	73	686
Sanara Medtech, Inc.*	17	682
Tango Therapeutics, Inc.*	202	671
Citius Pharmaceuticals, Inc.*	556	667
Foghorn Therapeutics, Inc.*	92	648
Allovir, Inc.*	190	646
Innovage Holding Corp.*	86	645
PDS Biotechnology Corp.*	126	634
Ikena Oncology, Inc.*	96	630
HireQuest, Inc.	24	625
XOMA Corp.*	33	623
Omega Therapeutics, Inc.*	110	616
Akoya Biosciences, Inc.*	82	606
Semler Scientific, Inc.*	23	604
BioAtla, Inc.*	200	600
Cara Therapeutics, Inc.*	212	600
Selecta Biosciences, Inc.*	525	588
Vicarious Surgical, Inc.*	317	580
Bioxcel Therapeutics, Inc.*	87	579
Merrimack Pharmaceuticals, Inc.*	47	578
Cue Biopharma, Inc.*	156	569
KORU Medical Systems, Inc.*	158	545
Heron Therapeutics, Inc.*	468	543
Verrica Pharmaceuticals, Inc.*	94	542
Poseida Therapeutics, Inc.*	307	540
P3 Health Partners, Inc.*	180	538
Cipher Mining, Inc.*,1	188	538
Quad/Graphics, Inc.*	141	530
Vor BioPharma, Inc.*	170	525
Pulse Biosciences, Inc.*	73	525
Natural Grocers by Vitamin Cottage, Inc.	42	515
Longboard Pharmaceuticals, Inc.*	70	514
NGM Biopharmaceuticals, Inc.*	197	510
Protalix BioTherapeutics, Inc.*	254	508
CompoSecure, Inc.*	74	508
Acrivon Therapeutics, Inc.*	39	505
Aadi Bioscience, Inc.*	73	499
IGM Biosciences, Inc.*	54	498
Nuvectis Pharma, Inc.*	31	495
Beyond Air, Inc.*	116	494
Zevia PBC — Class A*	113	487
Vaxxinity, Inc. — Class A*,1	193	486
AirSculpt Technologies, Inc.	55	474
Trevi Therapeutics, Inc.*	188	449
CPI Card Group, Inc.*	19	442
Rent the Runway, Inc. — Class A*	218	432
Biote Corp. — Class A*	63	426
Genelux Corp.*	13	425
Third Harmonic Bio, Inc.*	88	423
Optinose, Inc.*	330	406
PepGen, Inc.*	45	402
Bakkt Holdings, Inc.*,1	315	387
Aveanna Healthcare Holdings, Inc.*	227	384
Larimar Therapeutics, Inc.*	116	363
Century Therapeutics, Inc.*	106	335
Adicet Bio, Inc.*	137	333
Graphite Bio, Inc.*	127	330
Thorne HealthTech, Inc.*	64	301
Nkarta, Inc.*	137	300
Eyenovia, Inc.*	126	299
Emerald Holding, Inc.*	71	291
Priority Technology Holdings, Inc.*	80	290
Reneo Pharmaceuticals, Inc.*	44	289
MarketWise, Inc.	143	286
Zura Bio Ltd.*	34	279
Bright Green Corp.*	273	276
Forafric Global plc*	24	263
ViewRay, Inc.*	677	238
Ocean Biomedical, Inc.*	39	234
Prelude Therapeutics, Inc.*	45	203
Orchestra BioMed Holdings, Inc.*	19	133
Ispire Technology, Inc.*	12	109
Rain Oncology, Inc.*	77	92
BioVie, Inc.*	15	65
Babylon Holdings Ltd. — Class A*	45	3

Russell 2000® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 28.8% (continued)
Consumer, Non-cyclical - 7.0% (continued)

Total Consumer, Non-cyclical		$2,642,167
Financial - 5.8%
Selective Insurance Group, Inc.	273	26,194
Ryman Hospitality Properties, Inc. REIT	262	24,345
SouthState Corp.	345	22,701
Essent Group Ltd.	479	22,417
Terreno Realty Corp. REIT	370	22,237
Kite Realty Group Trust REIT	986	22,027
Home BancShares, Inc.	864	19,699
PotlatchDeltic Corp. REIT	358	18,920
Independence Realty Trust, Inc. REIT	1,021	18,603
Old National Bancorp	1,327	18,498
American Equity Investment Life Holding Co.	352	18,343
Phillips Edison & Company, Inc. REIT	534	18,199
Radian Group, Inc.	712	17,999
United Bankshares, Inc.	592	17,565
First Financial Bankshares, Inc.	590	16,809
Blackstone Mortgage Trust, Inc. — Class A REIT	780	16,232
Cadence Bank	825	16,203
Essential Properties Realty Trust, Inc. REIT	674	15,866
Glacier Bancorp, Inc.	505	15,741
Mr Cooper Group, Inc.*	302	15,293
Valley National Bancorp	1,954	15,144
Hancock Whitney Corp.	393	15,083
Physicians Realty Trust REIT	1,078	15,081
Apple Hospitality REIT, Inc.	976	14,747
FTAI Aviation Ltd.	451	14,279
Focus Financial Partners, Inc. — Class A*	266	13,968
Moelis & Co. — Class A	302	13,693
Hamilton Lane, Inc. — Class A	165	13,197
Enstar Group Ltd.*	54	13,189
Broadstone Net Lease, Inc. REIT	851	13,139
United Community Banks, Inc.	523	13,070
LXP Industrial Trust REIT	1,312	12,792
Sabra Health Care REIT, Inc.	1,048	12,335
CNO Financial Group, Inc.	515	12,190
UMB Financial Corp.	200	12,180
Corporate Office Properties Trust REIT	511	12,136
Arbor Realty Trust, Inc. REIT[1]	813	12,049
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	468	11,700
Upstart Holdings, Inc.*,1	326	11,674
SITE Centers Corp. REIT	863	11,409
Walker & Dunlop, Inc.	144	11,389
Community Bank System, Inc.	241	11,298
Jackson Financial, Inc. — Class A	368	11,264
Texas Capital Bancshares, Inc.*	217	11,176
Associated Banc-Corp.	685	11,118
Macerich Co. REIT	978	11,022
Genworth Financial, Inc. — Class A*	2,199	10,995
Artisan Partners Asset Management, Inc. — Class A	278	10,928
International Bancshares Corp.	243	10,741
Outfront Media, Inc. REIT	668	10,501
WSFS Financial Corp.	277	10,449
McGrath RentCorp	112	10,358
Ameris Bancorp	300	10,263
Tanger Factory Outlet Centers, Inc. REIT	463	10,218
Piper Sandler Cos.	79	10,211
Cathay General Bancorp	315	10,140
Axos Financial, Inc.*	257	10,136
Four Corners Property Trust, Inc. REIT	392	9,957
National Health Investors, Inc. REIT	189	9,907
Simmons First National Corp. — Class A	572	9,867
First BanCorp	803	9,813
Douglas Emmett, Inc. REIT	770	9,679
Equity Commonwealth REIT	475	9,624
NMI Holdings, Inc. — Class A*	372	9,605
Sunstone Hotel Investors, Inc. REIT	943	9,543
ServisFirst Bancshares, Inc.	231	9,453
BancFirst Corp.	100	9,200
Innovative Industrial Properties, Inc. REIT	126	9,199
CareTrust REIT, Inc.	453	8,997
SL Green Realty Corp. REIT[1]	298	8,955
First Interstate BancSystem, Inc. — Class A	374	8,916
Independent Bank Corp.	200	8,902
Pacific Premier Bancorp, Inc.	430	8,892
Kennedy-Wilson Holdings, Inc.	542	8,851
Atlantic Union Bankshares Corp.	340	8,823
Fulton Financial Corp.	737	8,785
First Financial Bancorp	426	8,707
Eastern Bankshares, Inc.	702	8,614
Pagseguro Digital Ltd. — Class A*	899	8,487
Seacoast Banking Corporation of Florida	381	8,420
Ready Capital Corp. REIT	725	8,178
PennyMac Financial Services, Inc.	115	8,086
Urban Edge Properties REIT	520	8,024
CVB Financial Corp.	602	7,995
Bancorp, Inc.*	242	7,901
Washington Federal, Inc.	297	7,876
Navient Corp.	419	7,785
Pebblebrook Hotel Trust REIT	550	7,667
PJT Partners, Inc. — Class A	110	7,660
DiamondRock Hospitality Co. REIT	952	7,626
JBG SMITH Properties REIT	506	7,610
First Merchants Corp.	268	7,566
St. Joe Co.	156	7,541

Russell 2000® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 28.8% (continued)
Financial - 5.8% (continued)
Retail Opportunity Investments Corp. REIT	557	$7,525
RLJ Lodging Trust REIT	720	7,394
TowneBank	318	7,390
Bank of Hawaii Corp.	178	7,339
Enova International, Inc.*	138	7,331
Apollo Commercial Real Estate Finance, Inc. REIT	643	7,279
BankUnited, Inc.	337	7,262
Bread Financial Holdings, Inc.	228	7,157
InvenTrust Properties Corp. REIT	308	7,127
Getty Realty Corp. REIT	203	6,865
Cohen & Steers, Inc.	118	6,843
Banner Corp.	155	6,769
StoneX Group, Inc.*	81	6,729
WesBanco, Inc.	261	6,684
Park National Corp.	65	6,651
BRP Group, Inc. — Class A*	268	6,641
Hilltop Holdings, Inc.	211	6,638
Cannae Holdings, Inc.*	324	6,548
Elme Communities REIT	398	6,543
Renasant Corp.	250	6,533
Service Properties Trust REIT	747	6,491
Enterprise Financial Services Corp.	164	6,412
Palomar Holdings, Inc.*	110	6,384
Nelnet, Inc. — Class A	66	6,368
eXp World Holdings, Inc.	313	6,348
BGC Partners, Inc. — Class A	1,422	6,299
Xenia Hotels & Resorts, Inc. REIT	505	6,217
Bank of NT Butterfield & Son Ltd.	227	6,211
City Holding Co.	69	6,209
Compass Diversified Holdings	286	6,204
Goosehead Insurance, Inc. — Class A*	98	6,163
Cushman & Wakefield plc*	752	6,151
LTC Properties, Inc. REIT	186	6,142
Triumph Financial, Inc.*	101	6,133
Virtus Investment Partners, Inc.	31	6,122
Northwest Bancshares, Inc.	577	6,116
Two Harbors Investment Corp. REIT	440	6,107
Alexander & Baldwin, Inc. REIT	328	6,094
Acadia Realty Trust REIT	423	6,087
Chimera Investment Corp. REIT	1,054	6,082
Easterly Government Properties, Inc. REIT	419	6,076
StepStone Group, Inc. — Class A	244	6,054
NBT Bancorp, Inc.	189	6,020
Redfin Corp.*	481	5,974
Farmer Mac — Class C	41	5,893
First Commonwealth Financial Corp.	463	5,857
Trustmark Corp.	275	5,808
Pathward Financial, Inc.	124	5,749
Veris Residential, Inc. REIT*	358	5,746
Radius Global Infrastructure, Inc. — Class A*	384	5,722
Apartment Investment and Management Co. — Class A REIT	671	5,717
Independent Bank Group, Inc.	164	5,663
Stock Yards Bancorp, Inc.	123	5,581
Ladder Capital Corp. — Class A REIT	513	5,566
Horace Mann Educators Corp.	186	5,517
OFG Bancorp	211	5,503
Lakeland Financial Corp.	112	5,434
Provident Financial Services, Inc.	332	5,425
PennyMac Mortgage Investment Trust REIT	400	5,392
First BanCorp Puerto Rico	180	5,355
Franklin BSP Realty Trust, Inc. REIT	376	5,324
Heartland Financial USA, Inc.	191	5,323
MFA Financial, Inc. REIT	463	5,204
Encore Capital Group, Inc.*	105	5,105
Stellar Bancorp, Inc.	220	5,036
Uniti Group, Inc. REIT	1,078	4,980
Stewart Information Services Corp.	121	4,978
NETSTREIT Corp. REIT	277	4,950
Global Net Lease, Inc. REIT	473	4,862
National Bank Holdings Corp. — Class A	167	4,850
S&T Bancorp, Inc.	176	4,785
ARMOUR Residential REIT, Inc. [1]	888	4,733
Compass, Inc. — Class A*	1,352	4,732
First Busey Corp.	235	4,724
LendingClub Corp.*	482	4,699
TriCo Bancshares	141	4,681
Safety Insurance Group, Inc.	65	4,662
Claros Mortgage Trust, Inc.	411	4,661
NexPoint Residential Trust, Inc. REIT	102	4,639
AMERISAFE, Inc.	86	4,586
Employers Holdings, Inc.	121	4,527
Westamerica BanCorp	118	4,519
FB Financial Corp.	161	4,516
Sandy Spring Bancorp, Inc.	198	4,491
Empire State Realty Trust, Inc. — Class A REIT	598	4,479
Plymouth Industrial REIT, Inc.	194	4,466
PacWest Bancorp	543	4,425
Hope Bancorp, Inc.	522	4,395
Argo Group International Holdings Ltd.	145	4,293
WisdomTree, Inc.	625	4,287
Veritex Holdings, Inc.	238	4,267
American Assets Trust, Inc. REIT	221	4,243
Centerspace REIT	68	4,172
National Western Life Group, Inc. — Class A	10	4,156
Berkshire Hills Bancorp, Inc.	200	4,146
OceanFirst Financial Corp.	264	4,124
Necessity Retail REIT, Inc.	609	4,117

Russell 2000® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 28.8% (continued)
Financial - 5.8% (continued)
New York Mortgage Trust, Inc. REIT	412	$4,087
Ellington Financial, Inc. REIT	296	4,085
RPT Realty REIT	389	4,065
Piedmont Office Realty Trust, Inc. — Class A REIT	559	4,064
Peoples Bancorp, Inc.	153	4,062
Live Oak Bancshares, Inc.	152	3,999
PRA Group, Inc.*	175	3,999
Avantax, Inc.*	178	3,984
UMH Properties, Inc. REIT	249	3,979
Victory Capital Holdings, Inc. — Class A	125	3,942
Nicolet Bankshares, Inc.	58	3,939
Customers Bancorp, Inc.*	130	3,934
BrightSpire Capital, Inc. REIT	583	3,924
B Riley Financial, Inc.[1]	85	3,908
Origin Bancorp, Inc.	132	3,868
Lemonade, Inc.*,1	229	3,859
Community Healthcare Trust, Inc. REIT	116	3,830
Newmark Group, Inc. — Class A	609	3,788
Lakeland Bancorp, Inc.	282	3,776
SiriusPoint Ltd.*	414	3,738
Paramount Group, Inc. REIT	837	3,708
ProAssurance Corp.	244	3,682
Mercury General Corp.	121	3,663
Brandywine Realty Trust REIT	770	3,581
Capitol Federal Financial, Inc.	578	3,566
Armada Hoffler Properties, Inc. REIT	305	3,562
First Bancshares, Inc.	137	3,540
Trupanion, Inc.*	179	3,523
Peakstone Realty Trust REIT	126	3,518
Patria Investments Ltd. — Class A	246	3,518
Tompkins Financial Corp.	63	3,509
Bank First Corp.	42	3,494
Southside Bancshares, Inc.	133	3,479
Brookline Bancorp, Inc.	395	3,452
German American Bancorp, Inc.	127	3,452
Marcus & Millichap, Inc.	109	3,435
International Money Express, Inc.*	140	3,434
Enact Holdings, Inc.	136	3,418
Preferred Bank/Los Angeles CA	61	3,354
Redwood Trust, Inc. REIT	516	3,287
Anywhere Real Estate, Inc.*	488	3,260
KKR Real Estate Finance Trust, Inc. REIT	267	3,249
Safehold, Inc. REIT	135	3,204
1st Source Corp.	75	3,145
Summit Hotel Properties, Inc. REIT	474	3,086
Brightsphere Investment Group, Inc.	147	3,080
QCR Holdings, Inc.	75	3,077
Dynex Capital, Inc. REIT	244	3,072
James River Group Holdings Ltd.	168	3,068
Eagle Bancorp, Inc.	139	2,941
AssetMark Financial Holdings, Inc.*	99	2,936
Applied Digital Corp.*,1	309	2,889
Banc of California, Inc.	247	2,860
Ambac Financial Group, Inc.*	200	2,848
Farmland Partners, Inc. REIT	229	2,796
ConnectOne Bancorp, Inc.	168	2,787
Dime Community Bancshares, Inc.	158	2,786
Universal Health Realty Income Trust REIT	58	2,760
Urstadt Biddle Properties, Inc. — Class A REIT	129	2,743
CBL & Associates Properties, Inc. REIT	122	2,689
Hudson Pacific Properties, Inc. REIT	625	2,638
Premier Financial Corp.	160	2,563
Old Second Bancorp, Inc.	196	2,560
Heritage Financial Corp.	157	2,539
Global Medical REIT, Inc.	276	2,520
Community Trust Bancorp, Inc.	70	2,490
Gladstone Land Corp. REIT	152	2,473
Diversified Healthcare Trust REIT	1,081	2,432
TrustCo Bank Corporation NY	84	2,403
Ares Commercial Real Estate Corp. REIT	235	2,385
First Community Bankshares, Inc.	80	2,378
Univest Financial Corp.	131	2,369
TPG RE Finance Trust, Inc. REIT	313	2,319
Columbia Financial, Inc.*	134	2,317
World Acceptance Corp.*	17	2,278
Gladstone Commercial Corp. REIT	182	2,251
Brookfield Business Corp. — Class A	118	2,228
Diamond Hill Investment Group, Inc.	13	2,227
Heritage Commerce Corp.	268	2,219
P10, Inc. — Class A	195	2,203
Invesco Mortgage Capital, Inc. REIT	190	2,179
United Fire Group, Inc.	95	2,153
Whitestone REIT — Class B	220	2,134
F&G Annuities & Life, Inc.	85	2,106
First Mid Bancshares, Inc.	87	2,100
Peapack-Gladstone Financial Corp.	77	2,085
Great Southern Bancorp, Inc.	41	2,080
Farmers National Banc Corp.	167	2,066
Washington Trust Bancorp, Inc.	77	2,064
Northfield Bancorp, Inc.	188	2,064
Hanmi Financial Corp.	138	2,060
Chatham Lodging Trust REIT	218	2,040
Horizon Bancorp, Inc.	195	2,030
Byline Bancorp, Inc.	112	2,026
CrossFirst Bankshares, Inc.*	202	2,020
Camden National Corp.	65	2,013
Amerant Bancorp, Inc.	117	2,011

Russell 2000® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 28.8% (continued)
Financial - 5.8% (continued)
Mercantile Bank Corp.	71	$1,961
Saul Centers, Inc. REIT	53	1,952
Midland States Bancorp, Inc.	96	1,911
MBIA, Inc.*	219	1,892
Central Pacific Financial Corp.	120	1,885
Burke & Herbert Financial Services Corp.	29	1,862
Cambridge Bancorp	34	1,847
Coastal Financial Corp.*	49	1,845
Orchid Island Capital, Inc. REIT	178	1,842
Merchants Bancorp	72	1,842
Alexander's, Inc. REIT	10	1,839
Capital City Bank Group, Inc.	60	1,838
Kearny Financial Corp.	259	1,826
HCI Group, Inc.	29	1,792
Universal Insurance Holdings, Inc.	115	1,774
NexPoint Diversified Real Estate Trust REIT	139	1,740
FRP Holdings, Inc.*	30	1,727
First Financial Corp.	53	1,721
Orion Office REIT, Inc.	259	1,712
CTO Realty Growth, Inc. REIT	99	1,697
Office Properties Income Trust REIT	218	1,679
Bar Harbor Bankshares	68	1,676
NewtekOne, Inc.	105	1,670
CNB Financial Corp.	94	1,659
Republic Bancorp, Inc. — Class A	39	1,658
FTAI Infrastructure, Inc.	448	1,653
HarborOne Bancorp, Inc.	190	1,649
Business First Bancshares, Inc.	109	1,643
Tiptree, Inc. — Class A	109	1,636
Metropolitan Bank Holding Corp.*	47	1,632
RMR Group, Inc. — Class A	70	1,622
Perella Weinberg Partners	193	1,608
Carter Bankshares, Inc.*	107	1,583
Flushing Financial Corp.	128	1,573
SmartFinancial, Inc.	72	1,549
Independent Bank Corp.	91	1,543
Equity Bancshares, Inc. — Class A	67	1,526
RE/MAX Holdings, Inc. — Class A	79	1,521
One Liberty Properties, Inc. REIT	74	1,504
Southern Missouri Bancorp, Inc.	39	1,500
Hingham Institution For Savings The	7	1,492
Citizens Financial Services, Inc.	20	1,489
Metrocity Bankshares, Inc.	83	1,485
Alerus Financial Corp.	82	1,474
HomeTrust Bancshares, Inc.	70	1,462
NerdWallet, Inc. — Class A*	155	1,458
Northeast Bank	35	1,458
Esquire Financial Holdings, Inc.	31	1,418
GCM Grosvenor, Inc. — Class A	188	1,417
Mid Penn Bancorp, Inc.	64	1,413
Peoples Financial Services Corp.	32	1,401
Farmers & Merchants Bancorp Incorporated/Archbold OH	61	1,373
MidWestOne Financial Group, Inc.	64	1,368
American National Bankshares, Inc.	47	1,362
West BanCorp, Inc.	73	1,344
Citizens & Northern Corp.	69	1,332
Bit Digital, Inc.*	327	1,328
Arrow Financial Corp.	65	1,309
Five Star Bancorp	58	1,297
Amalgamated Financial Corp.	80	1,287
ACNB Corp.	38	1,260
Bank of Marin Bancorp	71	1,255
Postal Realty Trust, Inc. — Class A REIT	85	1,250
Enterprise Bancorp, Inc.	43	1,244
Greenlight Capital Re Ltd. — Class A*	117	1,233
Granite Point Mortgage Trust, Inc. REIT	231	1,224
Civista Bancshares, Inc.	70	1,218
South Plains Financial, Inc.	54	1,216
Forge Global Holdings, Inc.*	497	1,208
Selectquote, Inc.*	617	1,203
Waterstone Financial, Inc.	83	1,203
Braemar Hotels & Resorts, Inc. REIT	297	1,194
Skyward Specialty Insurance Group, Inc.*,1	47	1,194
First of Long Island Corp.	96	1,154
Blue Foundry Bancorp*	112	1,132
John Marshall Bancorp, Inc.	56	1,125
HBT Financial, Inc.	61	1,125
Chicago Atlantic Real Estate Finance, Inc. REIT	74	1,121
Macatawa Bank Corp.	119	1,104
Regional Management Corp.	36	1,098
Home Bancorp, Inc.	33	1,096
Capstar Financial Holdings, Inc.	89	1,092
Financial Institutions, Inc.	69	1,086
Red River Bancshares, Inc.	22	1,081
MVB Financial Corp.	51	1,075
First Bancorp, Inc.	44	1,071
BRT Apartments Corp. REIT	54	1,069
Sierra Bancorp	63	1,069
First Business Financial Services, Inc.	36	1,062
LendingTree, Inc.*	48	1,061
Summit Financial Group, Inc.	51	1,054
Legacy Housing Corp.*	45	1,044
Guaranty Bancshares, Inc.	38	1,029
Fidelity D&D Bancorp, Inc.	21	1,020
Donegal Group, Inc. — Class A	70	1,010
Sculptor Capital Management, Inc.	113	998
Northrim BanCorp, Inc.	25	983
City Office REIT, Inc.	176	980
Norwood Financial Corp.	33	975
Middlefield Banc Corp.	36	965

Russell 2000® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 28.8% (continued)
Financial - 5.8% (continued)
Alpine Income Property Trust, Inc. REIT	59	$959
Greene County Bancorp, Inc.	32	954
Shore Bancshares, Inc.	81	936
AFC Gamma, Inc. REIT	74	921
First Foundation, Inc.	232	921
Third Coast Bancshares, Inc.*	58	920
Bridgewater Bancshares, Inc.*	93	916
Northeast Community Bancorp, Inc.	61	908
RBB Bancorp	76	907
FS Bancorp, Inc.	30	902
eHealth, Inc.*	111	892
Plumas Bancorp	25	892
BayCom Corp.	53	884
Atlanticus Holdings Corp.*	21	882
Orrstown Financial Services, Inc.	46	881
Investors Title Co.	6	876
Silvercrest Asset Management Group, Inc. — Class A	43	871
Timberland Bancorp, Inc.	34	870
Ocwen Financial Corp.*	29	869
Southern First Bancshares, Inc.*	35	866
Star Holdings*	59	865
Hersha Hospitality Trust — Class A REIT	142	865
Maiden Holdings Ltd.*	411	863
Orange County Bancorp, Inc.	23	851
Codorus Valley Bancorp, Inc.	43	843
Douglas Elliman, Inc.	367	815
Ponce Financial Group, Inc.*	93	808
C&F Financial Corp.	15	806
Parke Bancorp, Inc.	47	799
BCB Bancorp, Inc.	68	798
Capital Bancorp, Inc.	44	796
FVCBankcorp, Inc.*	73	786
Unity Bancorp, Inc.	33	779
Hippo Holdings, Inc.*	47	777
Penns Woods Bancorp, Inc.	31	776
Primis Financial Corp.	92	775
National Bankshares, Inc.	26	759
Oak Valley Bancorp	30	756
First Bank/Hamilton NJ	72	747
ChoiceOne Financial Services, Inc.	32	736
Crawford & Co. — Class A	66	732
AlTi Global, Inc.*	95	728
MainStreet Bancshares, Inc.	32	725
PCB Bancorp	49	721
Southern States Bancshares, Inc.	34	717
LCNB Corp.	48	709
Blue Ridge Bankshares, Inc.	80	708
Colony Bankcorp, Inc.	75	707
Ames National Corp.	39	703
Central Valley Community Bancorp	45	695
Virginia National Bankshares Corp.	21	675
First Western Financial, Inc.*	36	670
Bankwell Financial Group, Inc.	27	658
Stratus Properties, Inc.	25	656
Princeton Bancorp, Inc.	23	628
Community Financial Corp.	23	623
Chemung Financial Corp.	16	615
Evans Bancorp, Inc.	24	598
ESSA Bancorp, Inc.	39	583
Nexpoint Real Estate Finance, Inc. REIT	37	577
First Community Corp.	33	573
NI Holdings, Inc.*	37	549
Sterling Bancorp, Inc.*	95	520
Consumer Portfolio Services, Inc.*	42	490
USCB Financial Holdings, Inc.*	48	490
HomeStreet, Inc.	82	485
Maui Land & Pineapple Company, Inc.*	34	484
Security National Financial Corp. — Class A*	54	479
Pioneer Bancorp, Inc.*	53	474
Finance of America Companies, Inc. — Class A*	242	462
Velocity Financial, Inc.*	40	461
Angel Oak Mortgage REIT, Inc.	53	437
Bank7 Corp.	17	417
Luther Burbank Corp.	46	410
United Insurance Holdings Corp.*	89	397
Kingsway Financial Services, Inc.*	48	391
Paysign, Inc.*	148	363
GoHealth, Inc. — Class A*	18	355
Transcontinental Realty Investors, Inc.*	9	330
Clipper Realty, Inc. REIT	58	329
SWK Holdings Corp.*	17	285
American Realty Investors, Inc.*	7	152
OppFi, Inc.*	49	100
Home Point Capital, Inc.*	35	81
Total Financial		2,180,051
Industrial - 4.3%
Chart Industries, Inc.*	191	30,520
Novanta, Inc.*	162	29,824
Atkore, Inc.*	179	27,913
Simpson Manufacturing Company, Inc.	194	26,869
UFP Industries, Inc.	272	26,398
Comfort Systems USA, Inc.	160	26,272
Applied Industrial Technologies, Inc.	175	25,345
Casella Waste Systems, Inc. — Class A*	252	22,794
Watts Water Technologies, Inc. — Class A	124	22,783
Mueller Industries, Inc.	254	22,169
Fabrinet*	167	21,690
Franklin Electric Company, Inc.	209	21,506
Exponent, Inc.	229	21,370
GATX Corp.	161	20,727

Russell 2000® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 28.8% (continued)
Industrial - 4.3% (continued)
Summit Materials, Inc. — Class A*	541	$20,477
EnerSys	187	20,293
Aerojet Rocketdyne Holdings, Inc.*	361	19,808
Badger Meter, Inc.	133	19,625
AAON, Inc.	204	19,341
Fluor Corp.*	646	19,122
Advanced Energy Industries, Inc.	170	18,947
Belden, Inc.	192	18,365
Terex Corp.	304	18,188
Zurn Elkay Water Solutions Corp.	670	18,016
John Bean Technologies Corp.	144	17,467
Federal Signal Corp.	271	17,352
Vishay Intertechnology, Inc.	584	17,170
SPX Technologies, Inc.*	200	16,994
Arcosa, Inc.	220	16,669
Boise Cascade Co.	180	16,263
Hillenbrand, Inc.	313	16,051
Sanmina Corp.*	261	15,730
O-I Glass, Inc.*	703	14,995
Itron, Inc.*	206	14,853
Dycom Industries, Inc.*	130	14,774
Bloom Energy Corp. — Class A*	872	14,257
Encore Wire Corp.	76	14,131
Moog, Inc. — Class A	128	13,879
Albany International Corp. — Class A	142	13,246
Joby Aviation, Inc.*	1,262	12,948
EnPro Industries, Inc.	95	12,685
Werner Enterprises, Inc.	287	12,680
Forward Air Corp.	118	12,521
Matson, Inc.	161	12,515
Cactus, Inc. — Class A	293	12,400
Plexus Corp.*	124	12,182
ESCO Technologies, Inc.	116	12,021
Hub Group, Inc. — Class A*	149	11,968
RXO, Inc.*	526	11,924
Frontdoor, Inc.*	373	11,899
Kadant, Inc.	53	11,771
CSW Industrials, Inc.	70	11,633
AeroVironment, Inc.*	113	11,558
Mueller Water Products, Inc. — Class A	703	11,410
Scorpio Tankers, Inc.	239	11,288
Enovix Corp.*	620	11,185
Energizer Holdings, Inc.	324	10,880
ArcBest Corp.	109	10,769
Materion Corp.	93	10,621
Kennametal, Inc.	365	10,362
Masonite International Corp.*	101	10,346
MYR Group, Inc.*	74	10,237
Knife River Corp.*	231	10,048
Helios Technologies, Inc.	148	9,781
Worthington Industries, Inc.	139	9,656
Trinity Industries, Inc.	368	9,461
Barnes Group, Inc.	222	9,366
Golar LNG Ltd.	459	9,258
AAR Corp.*	156	9,011
Gibraltar Industries, Inc.*	140	8,809
OSI Systems, Inc.*	72	8,484
Alamo Group, Inc.	46	8,460
Kratos Defense & Security Solutions, Inc.*	567	8,131
Griffon Corp.	199	8,020
Granite Construction, Inc.	200	7,956
Greif, Inc. — Class A	112	7,716
Modine Manufacturing Co.*	233	7,694
PGT Innovations, Inc.*	263	7,666
Mirion Technologies, Inc.*	907	7,664
Sterling Infrastructure, Inc.*	136	7,589
Rocket Lab USA, Inc.*	1,262	7,572
Standex International Corp.	53	7,498
Knowles Corp.*	407	7,350
Primoris Services Corp.	240	7,313
Energy Recovery, Inc.*	252	7,043
Hillman Solutions Corp.*	781	7,037
International Seaways, Inc.	184	7,036
Enerpac Tool Group Corp.	260	7,020
NV5 Global, Inc.*	62	6,868
Masterbrand, Inc.*	587	6,827
Tennant Co.	84	6,813
JELD-WEN Holding, Inc.*	385	6,753
TTM Technologies, Inc.*	463	6,436
Greenbrier Companies, Inc.	143	6,163
CTS Corp.	142	6,053
Lindsay Corp.	50	5,967
World Kinect Corp.	279	5,770
American Woodmark Corp.*	75	5,728
Construction Partners, Inc. — Class A*	182	5,713
Marten Transport Ltd.	263	5,655
PureCycle Technologies, Inc.*	526	5,623
NEXTracker, Inc. — Class A*	140	5,573
Vicor Corp.*	100	5,400
Montrose Environmental Group, Inc.*	126	5,307
DHT Holdings, Inc.	621	5,297
Columbus McKinnon Corp.	128	5,203
TriMas Corp.	188	5,168
Napco Security Technologies, Inc.	143	4,955
AZZ, Inc.	112	4,868
SFL Corporation Ltd.	521	4,861
Ichor Holdings Ltd.*	129	4,837
Air Transport Services Group, Inc.*	255	4,812
Apogee Enterprises, Inc.	100	4,747
Astec Industries, Inc.	103	4,680
CIRCOR International, Inc.*	82	4,629
Ryerson Holding Corp.	102	4,425
GrafTech International Ltd.	877	4,420
TimkenSteel Corp.*	197	4,249
Golden Ocean Group Ltd.	557	4,205
Sturm Ruger & Company, Inc.	79	4,184
Proto Labs, Inc.*	119	4,160
Benchmark Electronics, Inc.	160	4,133
Teekay Tankers Ltd. — Class A	108	4,129
FLEX LNG Ltd.	135	4,122
Chase Corp.	34	4,122

Russell 2000® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 28.8% (continued)
Industrial - 4.3% (continued)
Janus International Group, Inc.*	384	$4,093
Thermon Group Holdings, Inc.*	151	4,017
Leonardo DRS, Inc.*	228	3,954
Dorian LPG Ltd.	145	3,719
MicroVision, Inc.*	800	3,664
Triumph Group, Inc.*	292	3,612
Enviri Corp.*	357	3,524
Heartland Express, Inc.	212	3,479
Li-Cycle Holdings Corp.*,1	624	3,463
Nordic American Tankers Ltd.	929	3,409
CryoPort, Inc.*	194	3,346
Xometry, Inc. — Class A*	154	3,262
Myers Industries, Inc.	165	3,206
SmartRent, Inc.*	834	3,194
Kaman Corp.	127	3,090
nLight, Inc.*	200	3,084
Evolv Technologies Holdings, Inc.*	510	3,060
Gorman-Rupp Co.	104	2,998
Kimball Electronics, Inc.*	108	2,984
Eagle Bulk Shipping, Inc.[1]	62	2,978
Manitowoc Company, Inc.*	158	2,975
Mesa Laboratories, Inc.	23	2,956
Archer Aviation, Inc. — Class A*	690	2,843
Hyster-Yale Materials Handling, Inc.	49	2,736
Smith & Wesson Brands, Inc.	207	2,699
Bel Fuse, Inc. — Class B	47	2,698
Heritage-Crystal Clean, Inc.*	71	2,683
Genco Shipping & Trading Ltd.	190	2,666
Insteel Industries, Inc.	85	2,645
Allied Motion Technologies, Inc.	63	2,516
Powell Industries, Inc.	41	2,484
LSB Industries, Inc.*	249	2,453
Great Lakes Dredge & Dock Corp.*	297	2,423
GoPro, Inc. — Class A*	585	2,422
Clearwater Paper Corp.*	76	2,380
DXP Enterprises, Inc.*	65	2,367
Astronics Corp.*	118	2,343
Ardmore Shipping Corp.	186	2,297
Stoneridge, Inc.*	120	2,262
Argan, Inc.	57	2,246
Ducommun, Inc.*	51	2,222
Olympic Steel, Inc.	45	2,205
NVE Corp.	22	2,144
Costamare, Inc.	219	2,118
IES Holdings, Inc.*	37	2,104
Cadre Holdings, Inc.	88	1,918
Teekay Corp.*	302	1,824
Aspen Aerogels, Inc.*	231	1,823
CECO Environmental Corp.*	134	1,790
Greif, Inc. — Class B	23	1,777
Luxfer Holdings plc	124	1,765
Covenant Logistics Group, Inc. — Class A	39	1,709
AerSale Corp.*	116	1,705
National Presto Industries, Inc.	23	1,684
NuScale Power Corp.*	242	1,646
Babcock & Wilcox Enterprises, Inc.*	266	1,570
Omega Flex, Inc.	15	1,557
FARO Technologies, Inc.*	92	1,490
LSI Industries, Inc.	118	1,482
Bowman Consulting Group Ltd.*	45	1,435
Tutor Perini Corp.*	192	1,373
Pactiv Evergreen, Inc.	181	1,370
Northwest Pipe Co.*	45	1,361
Daseke, Inc.*	183	1,305
Blink Charging Co.*,1	209	1,252
Park Aerospace Corp.	89	1,228
Eastman Kodak Co.*	258	1,192
Comtech Telecommunications Corp.	123	1,124
Radiant Logistics, Inc.*	167	1,122
Pangaea Logistics Solutions Ltd.	165	1,117
Overseas Shipholding Group, Inc. — Class A*	261	1,088
Safe Bulkers, Inc.	320	1,043
Limbach Holdings, Inc.*	42	1,039
Akoustis Technologies, Inc.*	313	995
Pure Cycle Corp.*	88	968
Concrete Pumping Holdings, Inc.*	117	939
Universal Logistics Holdings, Inc.	31	893
Ranpak Holdings Corp.*	196	886
AMMO, Inc.*	408	869
US Xpress Enterprises, Inc. — Class A*	140	860
Eve Holding, Inc.*	82	859
Turtle Beach Corp.*	71	827
Sight Sciences, Inc.*	98	812
Core Molding Technologies, Inc.*	35	796
Tredegar Corp.	119	794
Iteris, Inc.*	193	764
PAM Transportation Services, Inc.*	28	750
Gencor Industries, Inc.*	48	748
Mistras Group, Inc.*	94	726
Park-Ohio Holdings Corp.	38	722
Himalaya Shipping Ltd.*	124	689
SKYX Platforms Corp.*	257	684
908 Devices, Inc.*	99	679
Latham Group, Inc.*	176	653
374Water, Inc.*	268	641
LanzaTech Global, Inc.*	93	635
Mayville Engineering Company, Inc.*	50	623
ESS Tech, Inc.*	413	607
Charge Enterprises, Inc.*	609	597
Willis Lease Finance Corp.*	13	509
Karat Packaging, Inc.	26	474
Intevac, Inc.*	115	431
Transphorm, Inc.*	122	415
Berkshire Grey, Inc.*	287	405
INNOVATE Corp.*	208	364
NL Industries, Inc.	38	210
Amprius Technologies, Inc.*	24	172
Southland Holdings, Inc.*	17	140

Russell 2000® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 28.8% (continued)
Industrial - 4.3% (continued)
Redwire Corp.*	36	$92
Total Industrial		1,639,530
Consumer, Cyclical - 3.4%
Light & Wonder, Inc. — Class A*	413	28,398
Asbury Automotive Group, Inc.*	98	23,561
Meritage Homes Corp.	165	23,475
Taylor Morrison Home Corp. — Class A*	476	23,214
Fox Factory Holding Corp.*	193	20,942
Beacon Roofing Supply, Inc.*	221	18,339
Academy Sports & Outdoors, Inc.	338	18,269
Visteon Corp.*	127	18,238
Goodyear Tire & Rubber Co.*	1,275	17,442
KB Home	336	17,375
Hilton Grand Vacations, Inc.*	368	16,722
Adient plc*	433	16,593
Group 1 Automotive, Inc.	63	16,260
FirstCash Holdings, Inc.	171	15,959
Skyline Champion Corp.*	243	15,904
International Game Technology plc	492	15,690
Installed Building Products, Inc.	107	14,997
Tri Pointe Homes, Inc.*	449	14,754
LCI Industries	112	14,152
Shake Shack, Inc. — Class A*	171	13,290
JetBlue Airways Corp.*	1,497	13,263
Signet Jewelers Ltd.	202	13,183
GMS, Inc.*	188	13,010
Topgolf Callaway Brands Corp.*	651	12,922
LGI Homes, Inc.*	94	12,680
MDC Holdings, Inc.	266	12,441
Cavco Industries, Inc.*	40	11,800
Resideo Technologies, Inc.*	663	11,709
Papa John's International, Inc.	158	11,665
Boot Barn Holdings, Inc.*	135	11,433
Rush Enterprises, Inc. — Class A	188	11,419
Carvana Co.*	434	11,249
Steven Madden Ltd.	341	11,147
Bloomin' Brands, Inc.	397	10,675
M/I Homes, Inc.*	122	10,637
Kontoor Brands, Inc.	252	10,609
UniFirst Corp.	68	10,541
Foot Locker, Inc.	372	10,085
SeaWorld Entertainment, Inc.*	180	10,082
Red Rock Resorts, Inc. — Class A	215	10,058
Dana, Inc.	590	10,030
Century Communities, Inc.	129	9,884
American Eagle Outfitters, Inc.	827	9,759
Urban Outfitters, Inc.*	289	9,575
Sonos, Inc.*	575	9,390
Dorman Products, Inc.*	119	9,381
Cracker Barrel Old Country Store, Inc.	100	9,318
Jack in the Box, Inc.	94	9,168
Allegiant Travel Co. — Class A*	72	9,092
Winnebago Industries, Inc.	134	8,936
SkyWest, Inc.*	219	8,918
Dave & Buster's Entertainment, Inc.*	196	8,734
PriceSmart, Inc.	117	8,665
XPEL, Inc.*	102	8,590
National Vision Holdings, Inc.*	352	8,550
Spirit Airlines, Inc.	497	8,529
Six Flags Entertainment Corp.*	327	8,495
Luminar Technologies, Inc.*,1	1,233	8,483
Gentherm, Inc.*	150	8,476
Abercrombie & Fitch Co. — Class A*	221	8,327
Cinemark Holdings, Inc.*	498	8,217
Patrick Industries, Inc.	97	7,760
Acushnet Holdings Corp.	141	7,710
Cheesecake Factory, Inc.	220	7,608
Leslie's, Inc.*	804	7,550
Nu Skin Enterprises, Inc. — Class A	226	7,503
OPENLANE, Inc.*	489	7,443
Veritiv Corp.	59	7,411
Brinker International, Inc.*	199	7,283
ODP Corp.*	155	7,257
Hanesbrands, Inc.	1,593	7,232
Vista Outdoor, Inc.*	255	7,056
Green Brick Partners, Inc.*	119	6,759
Liberty Media Corporation - Liberty Braves — Class C*	169	6,696
Oxford Industries, Inc.	68	6,693
H&E Equipment Services, Inc.	146	6,679
Madison Square Garden Entertainment Corp.*	196	6,590
Sally Beauty Holdings, Inc.*	486	6,002
HNI Corp.	209	5,890
indie Semiconductor, Inc. — Class A*	624	5,866
Camping World Holdings, Inc. — Class A1	189	5,689
La-Z-Boy, Inc.	197	5,642
iRobot Corp.*	124	5,611
Sweetgreen, Inc. — Class A*	437	5,602
Everi Holdings, Inc.*	382	5,524
Wabash National Corp.	215	5,513
Malibu Boats, Inc. — Class A*	92	5,397
Methode Electronics, Inc.	160	5,363
Dillard's, Inc. — Class A	16	5,221
Wolverine World Wide, Inc.	352	5,171
MillerKnoll, Inc.	344	5,084
Fisker, Inc.*,1	888	5,008
Buckle, Inc.	138	4,775
Warby Parker, Inc. — Class A*	384	4,489
Virgin Galactic Holdings, Inc.*,1	1,143	4,435
Lions Gate Entertainment Corp. — Class B*	524	4,375
Portillo's, Inc. — Class A*	192	4,326
Winmark Corp.	13	4,322
Monarch Casino & Resort, Inc.	61	4,297
American Axle & Manufacturing Holdings, Inc.*	517	4,276
Dine Brands Global, Inc.	71	4,120
Aurora Innovation, Inc.*	1,376	4,045
OneSpaWorld Holdings Ltd.*	330	3,993
Life Time Group Holdings, Inc.*	202	3,973
Golden Entertainment, Inc.*	92	3,846

Russell 2000® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 28.8% (continued)
Consumer, Cyclical - 3.4% (continued)
Sun Country Airlines Holdings, Inc.*	171	$3,844
MRC Global, Inc.*	380	3,827
Clean Energy Fuels Corp.*	768	3,809
Beazer Homes USA, Inc.*	133	3,763
Caleres, Inc.	157	3,757
BlueLinx Holdings, Inc.*	40	3,751
Nikola Corp.*,1	2,686	3,707
G-III Apparel Group Ltd.*	191	3,681
Standard Motor Products, Inc.	96	3,602
Sovos Brands, Inc.*	180	3,521
IMAX Corp.*	203	3,449
Shyft Group, Inc.	156	3,441
Sonic Automotive, Inc. — Class A	71	3,385
ScanSource, Inc.*	114	3,370
Chuy's Holdings, Inc.*	82	3,347
MarineMax, Inc.*	97	3,314
BJ's Restaurants, Inc.*	103	3,275
Sphere Entertainment Co.*	118	3,232
A-Mark Precious Metals, Inc.	86	3,219
Steelcase, Inc. — Class A	399	3,076
Douglas Dynamics, Inc.	102	3,048
Denny's Corp.*	247	3,043
Arko Corp.	373	2,965
RCI Hospitality Holdings, Inc.	39	2,964
Chico's FAS, Inc.*	552	2,953
Franchise Group, Inc.	103	2,950
Ethan Allen Interiors, Inc.	103	2,913
Titan Machinery, Inc.*	93	2,743
Titan International, Inc.*	237	2,721
Dream Finders Homes, Inc. — Class A*	110	2,705
Sleep Number Corp.*	97	2,646
VSE Corp.	48	2,625
America's Car-Mart, Inc.*	26	2,594
Accel Entertainment, Inc.*	244	2,577
Guess?, Inc.	130	2,529
Xperi, Inc.*	191	2,511
Hawaiian Holdings, Inc.*	231	2,488
MasterCraft Boat Holdings, Inc.*	79	2,421
Kura Sushi USA, Inc. — Class A*	26	2,417
PC Connection, Inc.	52	2,345
Lions Gate Entertainment Corp. — Class A*	264	2,331
Vizio Holding Corp. — Class A*	343	2,315
Interface, Inc. — Class A	259	2,276
Designer Brands, Inc. — Class A	223	2,252
Hovnanian Enterprises, Inc. — Class A*	22	2,183
Bally's Corp.*	133	2,069
Hibbett, Inc.	57	2,069
Haverty Furniture Companies, Inc.	66	1,995
Xponential Fitness, Inc. — Class A*	112	1,932
Rush Enterprises, Inc. — Class B	28	1,906
Hudson Technologies, Inc.*	198	1,905
REV Group, Inc.	143	1,896
OneWater Marine, Inc. — Class A*	52	1,885
Forestar Group, Inc.*	83	1,872
Movado Group, Inc.	69	1,851
Liberty Media Corporation-Liberty Braves — Class A*	45	1,841
Super Group SGHC Ltd.*	617	1,789
Shoe Carnival, Inc.	76	1,785
Solid Power, Inc.*	701	1,781
Blue Bird Corp.*	79	1,776
Miller Industries, Inc.	50	1,773
Bluegreen Vacations Holding Corp.	49	1,747
Lindblad Expeditions Holdings, Inc.*	158	1,719
Funko, Inc. — Class A*	157	1,699
Lovesac Co.*	63	1,698
Frontier Group Holdings, Inc.*	172	1,663
Global Industrial Co.	59	1,638
Marcus Corp.	110	1,631
Commercial Vehicle Group, Inc.*	145	1,609
Bowlero Corp.*	133	1,548
Johnson Outdoors, Inc. — Class A	24	1,475
SES AI Corp.*	565	1,379
Genesco, Inc.*	55	1,377
EVgo, Inc.*,1	324	1,296
Destination XL Group, Inc.*	264	1,294
Build-A-Bear Workshop, Inc. — Class A	60	1,285
PetMed Express, Inc.	93	1,282
Children's Place, Inc.*	54	1,253
TuSimple Holdings, Inc. — Class A*	747	1,240
Clarus Corp.	132	1,206
Proterra, Inc.*	1,002	1,202
Zumiez, Inc.*	72	1,200
First Watch Restaurant Group, Inc.*	68	1,149
Big Lots, Inc.	129	1,139
Daktronics, Inc.*	177	1,133
El Pollo Loco Holdings, Inc.	129	1,131
Hyliion Holdings Corp.*	668	1,115
Cooper-Standard Holdings, Inc.*	76	1,084
Global Business Travel Group I*	146	1,056
Potbelly Corp.*	118	1,036
Full House Resorts, Inc.*	149	998
Red Robin Gourmet Burgers, Inc.*	72	996
Holley, Inc.*	239	978
Sportsman's Warehouse Holdings, Inc.*	171	975
Snap One Holdings Corp.*	83	967
Hooker Furnishings Corp.	50	933
GrowGeneration Corp.*	266	904
Rush Street Interactive, Inc.*	285	889
Big 5 Sporting Goods Corp.[1]	97	889
Century Casinos, Inc.*	124	881
Carrols Restaurant Group, Inc.*	166	837
Purple Innovation, Inc.	291	809
ThredUp, Inc. — Class A*	325	793
VOXX International Corp. — Class A*	63	786

Russell 2000® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 28.8% (continued)
Consumer, Cyclical - 3.4% (continued)
Microvast Holdings, Inc.*	476	$762
Vera Bradley, Inc.*	119	760
ONE Group Hospitality, Inc.*	99	725
Weyco Group, Inc.	27	721
Tile Shop Holdings, Inc.*	130	720
Tilly's, Inc. — Class A*	101	708
Traeger, Inc.*	159	676
Rocky Brands, Inc.	32	672
JAKKS Pacific, Inc.*	33	659
Lazydays Holdings, Inc.*	57	659
Workhorse Group, Inc.*	751	655
Marine Products Corp.	38	641
Fiesta Restaurant Group, Inc.*	80	635
Cato Corp. — Class A	79	634
Noodles & Co.*	182	615
Escalade, Inc.	45	601
Biglari Holdings, Inc. — Class B*	3	591
Livewire Group, Inc.*	50	591
Landsea Homes Corp.*	61	570
Fossil Group, Inc.*	215	552
Reservoir Media, Inc.*	90	542
EVI Industries, Inc.*	21	462
J Jill, Inc.*	21	450
Aeva Technologies, Inc.*	360	450
Loop Media, Inc.*	165	394
Duluth Holdings, Inc. — Class B*	61	383
United Homes Group, Inc.*	28	312
Envela Corp.*	34	250
Torrid Holdings, Inc.*	55	154
CompX International, Inc.	7	153
Dragonfly Energy Holdings Corp.*	69	102
Liberty TripAdvisor Holdings, Inc. — Class B*	2	93
Qurate Retail, Inc. — Class B*	6	50
Total Consumer, Cyclical		1,270,655
Technology - 3.3%
Super Micro Computer, Inc.*	210	52,342
SPS Commerce, Inc.*	166	31,882
Rambus, Inc.*	494	31,700
Axcelis Technologies, Inc.*	148	27,133
Onto Innovation, Inc.*	222	25,856
Power Integrations, Inc.	257	24,330
Maximus, Inc.	275	23,240
Silicon Laboratories, Inc.*	144	22,715
Tenable Holdings, Inc.*	517	22,515
Workiva, Inc.*	221	22,467
ExlService Holdings, Inc.*	146	22,055
Qualys, Inc.*	168	21,701
Insight Enterprises, Inc.*	130	19,024
Diodes, Inc.*	204	18,868
Box, Inc. — Class A*	638	18,744
Duolingo, Inc.*	130	18,582
Altair Engineering, Inc. — Class A*	243	18,429
MicroStrategy, Inc. — Class A*,1	50	17,121
MACOM Technology Solutions Holdings, Inc.*	246	16,120
Synaptics, Inc.*	179	15,283
Evolent Health, Inc. — Class A*	498	15,089
Appfolio, Inc. — Class A*	87	14,976
Kulicke & Soffa Industries, Inc.	251	14,922
CommVault Systems, Inc.*	202	14,669
Blackbaud, Inc.*	197	14,022
Ambarella, Inc.*	165	13,806
Amkor Technology, Inc.	464	13,804
Blackline, Inc.*	255	13,724
Envestnet, Inc.*	227	13,472
Varonis Systems, Inc.*	492	13,112
Freshworks, Inc. — Class A*	733	12,886
Verra Mobility Corp.*	632	12,463
Schrodinger Incorporated/United States*	247	12,330
Rapid7, Inc.*	272	12,316
FormFactor, Inc.*	349	11,943
DigitalOcean Holdings, Inc.*	287	11,520
Progress Software Corp.	197	11,446
ACI Worldwide, Inc.*	491	11,376
MaxLinear, Inc. — Class A*	338	10,667
Verint Systems, Inc.*	286	10,027
Sprout Social, Inc. — Class A*	216	9,971
ACV Auctions, Inc. — Class A*	575	9,930
IonQ, Inc.*	728	9,850
C3.ai, Inc. — Class A*,1	265	9,654
NetScout Systems, Inc.*	309	9,563
Impinj, Inc.*	104	9,324
SiTime Corp.*	78	9,202
Parsons Corp.*	187	9,002
Appian Corp. — Class A*	186	8,854
Cohu, Inc.*	211	8,769
Clear Secure, Inc. — Class A	377	8,735
PagerDuty, Inc.*	386	8,677
Fastly, Inc. — Class A*	537	8,469
Privia Health Group, Inc.*	306	7,990
Asana, Inc. — Class A*	360	7,934
Xerox Holdings Corp.	520	7,743
Ultra Clean Holdings, Inc.*	201	7,730
CSG Systems International, Inc.	141	7,436
Semtech Corp.*	289	7,358
Phreesia, Inc.*	231	7,163
Photronics, Inc.*	276	7,118
AvidXchange Holdings, Inc.*	676	7,017
Braze, Inc. — Class A*,1	156	6,831
SMART Global Holdings, Inc.*	219	6,353
PDF Solutions, Inc.*	139	6,269
Digi International, Inc.*	159	6,263
Agilysys, Inc.*	91	6,246
PROS Holdings, Inc.*	202	6,222
Jamf Holding Corp.*	316	6,168
Veradigm, Inc.*	488	6,149
Zuora, Inc. — Class A*	560	6,143
Apollo Medical Holdings, Inc.*	194	6,130
Model N, Inc.*	169	5,976
Veeco Instruments, Inc.*	230	5,906
3D Systems Corp.*	577	5,730
Yext, Inc.*	484	5,474
Cerence, Inc.*	183	5,349
Adeia, Inc.	484	5,329
Zeta Global Holdings Corp. — Class A*	607	5,184
Donnelley Financial Solutions, Inc.*	112	5,099

Russell 2000® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 28.8% (continued)
Technology - 3.3% (continued)
E2open Parent Holdings, Inc.*	903	$5,057
Everbridge, Inc.*	184	4,950
Outset Medical, Inc.*	224	4,899
Navitas Semiconductor Corp.*	462	4,870
PowerSchool Holdings, Inc. — Class A*	254	4,862
Aehr Test Systems*,1	117	4,826
N-able, Inc.*	317	4,568
ForgeRock, Inc. — Class A*	214	4,396
EngageSmart, Inc.*	220	4,200
AvePoint, Inc.*	694	3,997
PAR Technology Corp.*	121	3,984
NextGen Healthcare, Inc.*	245	3,974
Digital Turbine, Inc.*	428	3,972
Avid Technology, Inc.*	154	3,927
Sapiens International Corporation N.V.	139	3,697
PubMatic, Inc. — Class A*	196	3,583
Matterport, Inc.*	1,135	3,575
Alpha & Omega Semiconductor Ltd.*	105	3,444
Amplitude, Inc. — Class A*	306	3,366
Thoughtworks Holding, Inc.*	419	3,163
Health Catalyst, Inc.*	253	3,163
Simulations Plus, Inc.	72	3,120
Integral Ad Science Holding Corp.*	171	3,075
BigCommerce Holdings, Inc.*	304	3,025
Ebix, Inc.	120	3,024
Olo, Inc. — Class A*	468	3,023
TTEC Holdings, Inc.	88	2,978
Intapp, Inc.*	71	2,976
Corsair Gaming, Inc.*	167	2,963
Alkami Technology, Inc.*	179	2,934
SoundHound AI, Inc. — Class A*	633	2,880
ACM Research, Inc. — Class A*	218	2,851
Vimeo, Inc.*	689	2,839
Pitney Bowes, Inc.	794	2,810
Consensus Cloud Solutions, Inc.*	90	2,790
Planet Labs PBC*	863	2,779
OneSpan, Inc.*	181	2,686
CEVA, Inc.*	105	2,683
Conduent, Inc.*	779	2,649
Cricut, Inc. — Class A	216	2,635
MeridianLink, Inc.*	119	2,475
Sharecare, Inc.*	1,395	2,441
SolarWinds Corp.*	231	2,370
Grid Dynamics Holdings, Inc.*	251	2,322
Desktop Metal, Inc. — Class A*	1,269	2,246
Definitive Healthcare Corp.*	204	2,244
Instructure Holdings, Inc.*	88	2,214
Alignment Healthcare, Inc.*	385	2,214
8x8, Inc.*	512	2,166
Mitek Systems, Inc.*	193	2,092
Vishay Precision Group, Inc.*	56	2,080
Cantaloupe, Inc.*	259	2,062
Domo, Inc. — Class B*	139	2,038
Expensify, Inc. — Class A*	250	1,995
Playstudios, Inc.*	387	1,900
Digimarc Corp.*	64	1,884
Daily Journal Corp.*	6	1,736
Weave Communications, Inc.*	148	1,644
Computer Programs and Systems, Inc.*	65	1,605
American Software, Inc. — Class A	144	1,513
Bandwidth, Inc. — Class A*	106	1,450
Inspired Entertainment, Inc.*	98	1,442
Vuzix Corp.*,1	267	1,362
SEMrush Holdings, Inc. — Class A*	142	1,359
Enfusion, Inc. — Class A*	116	1,302
LivePerson, Inc.*	287	1,297
Innodata, Inc.*	114	1,292
inTEST Corp.*	49	1,287
EverCommerce, Inc.*	106	1,255
ON24, Inc.	148	1,202
Unisys Corp.*	301	1,198
Rimini Street, Inc.*	221	1,059
Asure Software, Inc.*	86	1,046
IBEX Holdings Ltd.*	49	1,040
Red Violet, Inc.*	50	1,029
Immersion Corp.	142	1,005
Rackspace Technology, Inc.*	357	971
Cardlytics, Inc.*	153	967
PlayAGS, Inc.*	167	944
Outbrain, Inc.*	186	915
Climb Global Solutions, Inc.	19	909
Richardson Electronics Ltd.	54	891
Velo3D, Inc.*	403	870
Atomera, Inc.*	96	842
CS Disco, Inc.*	102	838
CoreCard Corp.*	33	837
Kaltura, Inc.*	376	797
Brightcove, Inc.*	195	782
HireRight Holdings Corp.*	68	769
SkyWater Technology, Inc.*	80	754
eGain Corp.*	97	727
NextNav, Inc.*	245	720
Tingo Group, Inc.*	552	668
System1, Inc.*	112	504
Veritone, Inc.*	119	467
Skillsoft Corp.*	362	449
Viant Technology, Inc. — Class A*	65	300
BigBear.ai Holdings, Inc.*	121	284
LiveVox Holdings, Inc.*	101	278
CXApp, Inc.*	9	98
Presto Automation, Inc.*	14	73
Total Technology		1,241,700
Energy - 2.0%
Chord Energy Corp.	189	29,068
ChampionX Corp.	901	27,967
Matador Resources Co.	513	26,840
Murphy Oil Corp.	673	25,776
Civitas Resources, Inc.	313	21,713
PBF Energy, Inc. — Class A	527	21,575
Weatherford International plc*	322	21,387
Noble Corporation plc*	487	20,118
Shoals Technologies Group, Inc. — Class A*	776	19,834

Russell 2000® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 28.8% (continued)
Energy - 2.0% (continued)
Denbury, Inc.*	228	$19,667
Equitrans Midstream Corp.	1,977	18,900
Valaris Ltd.*	278	17,495
Magnolia Oil & Gas Corp. — Class A	830	17,347
SM Energy Co.	543	17,175
Helmerich & Payne, Inc.	455	16,130
Array Technologies, Inc.*	686	15,504
California Resources Corp.	325	14,719
CNX Resources Corp.*	739	13,095
Permian Resources Corp.	1,151	12,615
Kosmos Energy Ltd.*	2,067	12,381
Peabody Energy Corp.	564	12,216
Tidewater, Inc.*	215	11,920
Northern Oil and Gas, Inc.	340	11,669
Patterson-UTI Energy, Inc.	939	11,240
CONSOL Energy, Inc.	154	10,443
Liberty Energy, Inc. — Class A	774	10,348
Callon Petroleum Co.*	277	9,714
Alpha Metallurgical Resources, Inc.	59	9,697
Sitio Royalties Corp. — Class A	365	9,589
Seadrill Ltd.*	229	9,451
Arch Resources, Inc.	83	9,359
Warrior Met Coal, Inc.	234	9,114
Oceaneering International, Inc.*	455	8,509
Green Plains, Inc.*	263	8,479
Sunnova Energy International, Inc.*,1	457	8,368
NexTier Oilfield Solutions, Inc.*	881	7,876
Borr Drilling Ltd.*	1,036	7,801
Delek US Holdings, Inc.	301	7,209
Expro Group Holdings N.V.*	399	7,070
Talos Energy, Inc.*	506	7,018
Par Pacific Holdings, Inc.*	250	6,653
Diamond Offshore Drilling, Inc.*	461	6,565
Archrock, Inc.	629	6,447
NOW, Inc.*	497	5,149
Core Laboratories, Inc.	212	4,929
Comstock Resources, Inc.	416	4,826
Helix Energy Solutions Group, Inc.*	651	4,804
Fluence Energy, Inc.*	178	4,742
Gulfport Energy Corp.*	45	4,728
US Silica Holdings, Inc.*	341	4,136
CVR Energy, Inc.	134	4,015
FuelCell Energy, Inc.*,1	1,853	4,002
SunPower Corp. — Class A*	395	3,871
Nabors Industries Ltd.*	41	3,814
Earthstone Energy, Inc. — Class A*	259	3,701
Stem, Inc.*	644	3,684
ProPetro Holding Corp.*	446	3,675
Dril-Quip, Inc.*	154	3,584
Vital Energy, Inc.*	76	3,431
Tellurian, Inc.*	2,413	3,402
Maxeon Solar Technologies Ltd.*	114	3,210
Select Water Solutions, Inc. — Class A	385	3,119
Bristow Group, Inc.*	107	3,074
SunCoke Energy, Inc.	378	2,975
RPC, Inc.	385	2,753
Kinetik Holdings, Inc. — Class A	78	2,741
Vitesse Energy, Inc.	113	2,531
REX American Resources Corp.*	70	2,437
Berry Corp.	345	2,374
SilverBow Resources, Inc.*	80	2,330
Montauk Renewables, Inc.*	302	2,247
SandRidge Energy, Inc.	144	2,196
Oil States International, Inc.*	285	2,129
Eos Energy Enterprises, Inc.*	487	2,114
TPI Composites, Inc.*	190	1,970
TETRA Technologies, Inc.*	567	1,916
Vertex Energy, Inc.*	305	1,906
VAALCO Energy, Inc.	488	1,835
Crescent Energy Co. — Class A	173	1,803
Newpark Resources, Inc.*	344	1,799
W&T Offshore, Inc.*	445	1,722
Excelerate Energy, Inc. — Class A	82	1,667
Gevo, Inc.*	1,058	1,608
DMC Global, Inc.*	88	1,563
Enviva, Inc.	142	1,541
Cleanspark, Inc.*	346	1,484
Riley Exploration Permian, Inc.	40	1,429
Aris Water Solutions, Inc. — Class A	135	1,393
Eneti, Inc.	112	1,356
Atlas Energy Solutions, Inc. — Class A	74	1,285
ProFrac Holding Corp. — Class A*	109	1,216
Solaris Oilfield Infrastructure, Inc. — Class A	146	1,216
Energy Vault Holdings, Inc.*	444	1,212
Evolution Petroleum Corp.	143	1,154
NextDecade Corp.*	139	1,141
Forum Energy Technologies, Inc.*	44	1,126
Amplify Energy Corp.*	164	1,110
FutureFuel Corp.	118	1,044
Ring Energy, Inc.*	543	929
Hallador Energy Co.*	103	883
Ramaco Resources, Inc. — Class A	102	861
Granite Ridge Resources, Inc.	118	782
Ranger Energy Services, Inc.*	70	717
NACCO Industries, Inc. — Class A	19	659
KLX Energy Services Holdings, Inc.*	57	555
HighPeak Energy, Inc.	48	522
Mammoth Energy Services, Inc.*	105	507
Empire Petroleum Corp.*	46	419
PrimeEnergy Resources Corp.*	3	276
Ramaco Resources, Inc. — Class B*	20	216
Verde Clean Fuels, Inc.*	19	124
Total Energy		745,730

Russell 2000® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 28.8% (continued)
Communications - 1.1%
TEGNA, Inc.	1,016	$16,484
Ziff Davis, Inc.*	213	14,923
Extreme Networks, Inc.*	571	14,874
Calix, Inc.*	267	13,326
Cogent Communications Holdings, Inc.	196	13,189
Perficient, Inc.*	155	12,916
InterDigital, Inc.	123	11,876
Viavi Solutions, Inc.*	1,012	11,466
Yelp, Inc. — Class A*	305	11,105
DigitalBridge Group, Inc.	732	10,768
Lumen Technologies, Inc.	4,562	10,310
Cargurus, Inc.*	443	10,025
Opendoor Technologies, Inc.*	2,470	9,929
Magnite, Inc.*	606	8,272
Harmonic, Inc.*	498	8,053
Q2 Holdings, Inc.*	258	7,972
Bumble, Inc. — Class A*	458	7,685
Credo Technology Group Holding Ltd.*	442	7,664
ePlus, Inc.*	120	6,756
Overstock.com, Inc.*	204	6,644
Squarespace, Inc. — Class A*	202	6,371
Cars.com, Inc.*	301	5,966
Liberty Latin America Ltd. — Class C*	651	5,612
Shutterstock, Inc.	112	5,451
Sprinklr, Inc. — Class A*	394	5,449
CommScope Holding Company, Inc.*	938	5,281
Upwork, Inc.*	560	5,230
Hims & Hers Health, Inc.*	553	5,198
Gogo, Inc.*	300	5,103
Scholastic Corp.	129	5,017
Figs, Inc. — Class A*	578	4,780
Open Lending Corp. — Class A*	450	4,730
A10 Networks, Inc.	320	4,669
Infinera Corp.*	903	4,361
Shenandoah Telecommunications Co.	220	4,275
ADTRAN Holdings, Inc.	353	3,717
Telephone & Data Systems, Inc.	448	3,687
TechTarget, Inc.*	118	3,673
Stagwell, Inc.*	490	3,533
Thryv Holdings, Inc.*	140	3,444
Globalstar, Inc.*	3,124	3,374
Eventbrite, Inc. — Class A*	350	3,342
Revolve Group, Inc.*	186	3,050
Gray Television, Inc.	375	2,955
Clearfield, Inc.*	59	2,794
HealthStream, Inc.	110	2,702
EchoStar Corp. — Class A*	152	2,636
Anterix, Inc.*	83	2,630
EW Scripps Co. — Class A*	269	2,461
Couchbase, Inc.*	154	2,436
Clear Channel Outdoor Holdings, Inc.*	1,678	2,299
Sinclair, Inc.	159	2,198
Nextdoor Holdings, Inc.*	658	2,145
QuinStreet, Inc.*	235	2,075
Rover Group, Inc.*	420	2,062
WideOpenWest, Inc.*	233	1,966
Boston Omaha Corp. — Class A*	104	1,957
fuboTV, Inc.*	921	1,916
ATN International, Inc.	50	1,830
NETGEAR, Inc.*	129	1,827
Mondee Holdings, Inc.*,1	205	1,827
IDT Corp. — Class B*	70	1,809
Liquidity Services, Inc.*	107	1,766
Preformed Line Products Co.	11	1,717
iHeartMedia, Inc. — Class A*	465	1,693
AMC Networks, Inc. — Class A*	140	1,673
Aviat Networks, Inc.*	50	1,668
Ooma, Inc.*	108	1,617
Quotient Technology, Inc.*	409	1,570
Stitch Fix, Inc. — Class A*	382	1,471
Gannett Company, Inc.*	653	1,469
Liberty Latin America Ltd. — Class A*	164	1,435
Luna Innovations, Inc.*	145	1,322
AST SpaceMobile, Inc.*	274	1,288
Consolidated Communications Holdings, Inc.*	336	1,287
Tucows, Inc. — Class A*	45	1,248
MediaAlpha, Inc. — Class A*	117	1,206
Entravision Communications Corp. — Class A	272	1,194
BlackSky Technology, Inc.*,1	535	1,188
Nerdy, Inc.*	268	1,118
Ribbon Communications, Inc.*	397	1,108
OptimizeRx Corp.*	75	1,072
Spok Holdings, Inc.	80	1,063
Blade Air Mobility, Inc.*	265	1,044
Grindr, Inc.*	186	1,029
CarParts.com, Inc.*	240	1,020
1-800-Flowers.com, Inc. — Class A*	118	920
Advantage Solutions, Inc.*	393	920
Vivid Seats, Inc. — Class A*	115	911
Cambium Networks Corp.*	55	837
KVH Industries, Inc.*	85	777
DHI Group, Inc.*	197	755
BARK, Inc.*	495	658
ContextLogic, Inc. — Class A*	100	658
Townsquare Media, Inc. — Class A	53	631
EverQuote, Inc. — Class A*	96	624
Terran Orbital Corp.*,1	385	577
Solo Brands, Inc. — Class A*	99	560
Allbirds, Inc. — Class A*	430	542
Lands' End, Inc.*	68	528
Gambling.com Group Ltd.*	48	492
DZS, Inc.*	99	393
Urban One, Inc.*	57	342
Urban One, Inc.*	38	228
Value Line, Inc.	4	184
Total Communications		405,878
Basic Materials - 1.0%
Commercial Metals Co.	530	27,910
ATI, Inc.*	584	25,830
Livent Corp.*	817	22,410
Balchem Corp.	145	19,547

Russell 2000® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 28.8% (continued)
Basic Materials - 1.0% (continued)
HB Fuller Co.	245	$17,520
Cabot Corp.	251	16,789
Avient Corp.	409	16,728
Hecla Mining Co.	2,719	14,003
Sensient Technologies Corp.	191	13,586
Arconic Corp.*	448	13,252
Rogers Corp.*	78	12,631
Quaker Chemical Corp.	63	12,279
Carpenter Technology Corp.	218	12,236
Innospec, Inc.	113	11,350
Constellium SE*	573	9,856
Ingevity Corp.*	169	9,829
Stepan Co.	96	9,174
Minerals Technologies, Inc.	147	8,480
Tronox Holdings plc — Class A	530	6,736
Sylvamo Corp.	165	6,674
Uranium Energy Corp.*	1,665	5,661
Orion S.A.	254	5,390
Compass Minerals International, Inc.	155	5,270
Kaiser Aluminum Corp.	72	5,158
Ecovyst, Inc.*	431	4,939
Piedmont Lithium, Inc.*	81	4,674
Energy Fuels, Inc.*	711	4,437
Novagold Resources, Inc.*	1,094	4,365
Perimeter Solutions S.A.*	709	4,360
AdvanSix, Inc.	120	4,198
Hawkins, Inc.	88	4,197
Coeur Mining, Inc.*	1,446	4,107
Mativ Holdings, Inc.	247	3,735
Lightwave Logic, Inc.*	519	3,617
Schnitzer Steel Industries, Inc. — Class A	117	3,509
Ivanhoe Electric Incorporated / US*	252	3,286
Koppers Holdings, Inc.	91	3,103
Diversey Holdings Ltd.*,1	356	2,987
Haynes International, Inc.	57	2,897
American Vanguard Corp.	122	2,180
Century Aluminum Co.*	238	2,075
Origin Materials, Inc.*	480	2,045
Trinseo plc	158	2,002
i-80 Gold Corp.*	874	1,966
United States Lime & Minerals, Inc.	9	1,880
Centrus Energy Corp. — Class A*	56	1,823
Encore Energy Corp.*	641	1,545
Oil-Dri Corporation of America	22	1,298
Rayonier Advanced Materials, Inc.*	289	1,237
Intrepid Potash, Inc.*	48	1,089
Amyris, Inc.*	994	1,024
Danimer Scientific, Inc.*	397	945
Kronos Worldwide, Inc.	100	873
Caledonia Mining Corporation plc	74	860
Codexis, Inc.*	302	846
Dakota Gold Corp.*	243	710
Perpetua Resources Corp.*	171	628
Glatfelter Corp.*	200	604
5E Advanced Materials, Inc.*	178	584
Contango ORE, Inc.*	17	433
Terawulf, Inc.*	228	399
Valhi, Inc.	11	141
PolyMet Mining Corp.*	155	122
NioCorp Developments Ltd.*	9	45
Total Basic Materials		394,064
Utilities - 0.9%
New Jersey Resources Corp.	440	20,768
Portland General Electric Co.	440	20,605
Brookfield Infrastructure Corp. — Class A	446	20,329
Ormat Technologies, Inc.	242	19,471
ONE Gas, Inc.	250	19,202
Black Hills Corp.	302	18,199
Southwest Gas Holdings, Inc.	280	17,822
PNM Resources, Inc.	388	17,499
NorthWestern Corp.	272	15,439
ALLETE, Inc.	262	15,188
Spire, Inc.	233	14,782
Otter Tail Corp.	187	14,766
American States Water Co.	168	14,616
Avista Corp.	342	13,430
California Water Service Group	254	13,114
MGE Energy, Inc.	165	13,053
SJW Group	140	9,816
Chesapeake Utilities Corp.	79	9,401
Ameresco, Inc. — Class A*	146	7,100
Northwest Natural Holding Co.	163	7,017
Middlesex Water Co.	79	6,372
Unitil Corp.	72	3,651
York Water Co.	64	2,641
Artesian Resources Corp. — Class A	38	1,794
Consolidated Water Company Ltd.	68	1,648
Altus Power, Inc.*	289	1,561
Genie Energy Ltd. — Class B	89	1,258
FTC Solar, Inc.*	288	927
RGC Resources, Inc.	36	721
Global Water Resources, Inc.	51	647
Total Utilities		322,837
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	124	2,735
Total Common Stocks
(Cost $10,363,082)		10,845,347

RIGHTS††† - 0.0%
Consumer, Non-cyclical - 0.0%
Oncternal Therapeutics, Inc.*	2	–
Tobira Therapeutics, Inc.*	80	–
Total Consumer, Non-cyclical		–
Total Rights
(Cost $4)		–

EXCHANGE-TRADED FUNDS† - 1.2%
Vanguard Russell 2000 ETF[1]	2,883	218,013

Russell 2000® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
EXCHANGE-TRADED FUNDS† - 1.2% (continued)
iShares Russell 2000 Index ETF	1,164	$217,982
Total Exchange-Traded Funds
(Cost $509,845)		435,995

	Face Amount
U.S. TREASURY BILLS†† - 32.5%
U.S. Treasury Bills
5.05% due 07/05/23[2]	$5,000,000	4,998,637
4.87% due 08/10/23[2]	3,500,000	3,481,038
5.00% due 08/03/23[2,3]	2,200,000	2,190,312
5.01% due 08/03/23[2,3]	850,000	846,257
5.11% due 07/18/23[2]	534,000	532,883
5.05% due 08/03/23[2,3]	200,000	199,119
Total U.S. Treasury Bills
(Cost $12,245,140)		12,248,246

FEDERAL AGENCY DISCOUNT NOTES†† - 15.1%
Federal Home Loan Bank
4.80% due 07/03/23[2]	3,000,000	2,999,200
4.93% due 07/07/23[2]	2,700,000	2,697,782
Total Federal Agency Discount Notes
(Cost $5,696,982)		5,696,982

REPURCHASE AGREEMENTS††,4 - 22.0%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23[3]	4,490,025	4,490,025
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23[3]	1,975,385	1,975,385
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23[3]	1,795,804	1,795,804
Total Repurchase Agreements
(Cost $8,261,214)		8,261,214

	Shares
SECURITIES LENDING COLLATERAL†,5 - 0.7%
Money Market Fund
First American Government Obligations Fund - Class X, 5.01%[6]	274,770	274,770
Total Securities Lending Collateral
(Cost $274,770)		274,770
Total Investments - 100.3%
(Cost $37,351,037)		$37,762,554
Other Assets & Liabilities, net - (0.3)%		(129,395)
Total Net Assets - 100.0%		$37,633,159

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	Russell 2000 Index	Pay	5.06% (SOFR)	At Maturity	09/20/23	18,654	$35,232,784	$1,211,768
BNP Paribas	Russell 2000 Index	Pay	5.27% (Federal Funds Rate + 0.20%)	At Maturity	09/21/23	9,531	18,002,456	368,378
Goldman Sachs International	Russell 2000 Index	Pay	5.17% (Federal Funds Rate + 0.10%)	At Maturity	09/21/23	5,665	10,700,569	219,845
							$63,935,809	$1,799,991

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2023 — See Note 5.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2023.
[4]	Repurchase Agreements — See Note 4.
[5]	Securities lending collateral — See Note 5.
[6]	Rate indicated is the 7-day yield as of June 30, 2023.

Russell 2000® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

plc — Public Limited Company

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$10,845,347	$—	$—		$10,845,347
Rights	—	—	—	*	—
Exchange-Traded Funds	435,995	—	—		435,995
U.S. Treasury Bills	—	12,248,246	—		12,248,246
Federal Agency Discount Notes	—	5,696,982	—		5,696,982
Repurchase Agreements	—	8,261,214	—		8,261,214
Securities Lending Collateral	274,770	—	—		274,770
Equity Index Swap Agreements**	—	1,799,991	—		1,799,991
Total Assets	$11,556,112	$28,006,433	$—		$39,562,545

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

S&P 500® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 79.4%
Technology - 21.7%
Apple, Inc.	47,183	$9,152,086
Microsoft Corp.	23,729	8,080,674
NVIDIA Corp.	7,892	3,338,474
Broadcom, Inc.	1,331	1,154,549
Adobe, Inc.*	1,464	715,881
Salesforce, Inc.*	3,124	659,976
Accenture plc — Class A	2,015	621,789
Advanced Micro Devices, Inc.*	5,139	585,384
Oracle Corp.	4,911	584,851
Texas Instruments, Inc.	2,897	521,518
Intel Corp.	13,311	445,120
QUALCOMM, Inc.	3,555	423,187
Intuit, Inc.	895	410,080
Applied Materials, Inc.	2,697	389,824
International Business Machines Corp.	2,898	387,781
ServiceNow, Inc.*	650	365,280
Analog Devices, Inc.	1,614	314,423
Lam Research Corp.	429	275,787
Fiserv, Inc.*	1,970	248,515
Micron Technology, Inc.	3,493	220,443
KLA Corp.	438	212,439
Synopsys, Inc.*	486	211,609
Cadence Design Systems, Inc.*	870	204,032
Activision Blizzard, Inc.*	2,283	192,457
NXP Semiconductor N.V.	829	169,680
Roper Technologies, Inc.	340	163,472
Fortinet, Inc.*	2,080	157,227
Microchip Technology, Inc.	1,748	156,603
Autodesk, Inc.*	683	139,749
ON Semiconductor Corp.*	1,378	130,331
MSCI, Inc. — Class A	256	120,138
Paychex, Inc.	1,024	114,555
Electronic Arts, Inc.	831	107,781
Cognizant Technology Solutions Corp. — Class A	1,620	105,754
Fidelity National Information Services, Inc.	1,891	103,438
ANSYS, Inc.*	277	91,485
HP, Inc.	2,767	84,975
Monolithic Power Systems, Inc.	144	77,793
Take-Two Interactive Software, Inc.*	506	74,463
Hewlett Packard Enterprise Co.	4,135	69,468
Fair Isaac Corp.*	80	64,737
Broadridge Financial Solutions, Inc.	377	62,443
Skyworks Solutions, Inc.	508	56,231
Tyler Technologies, Inc.*	134	55,807
Teradyne, Inc.	495	55,108
NetApp, Inc.	683	52,181
Paycom Software, Inc.	155	49,792
Zebra Technologies Corp. — Class A*	164	48,516
PTC, Inc.*	340	48,382
Akamai Technologies, Inc.*	486	43,677
EPAM Systems, Inc.*	185	41,579
Jack Henry & Associates, Inc.	233	38,988
Leidos Holdings, Inc.	438	38,754
Western Digital Corp.*	1,021	38,727
Seagate Technology Holdings plc	615	38,050
Ceridian HCM Holding, Inc.*	495	33,150
Qorvo, Inc.*	319	32,548
DXC Technology Co.*	727	19,425
Total Technology		32,401,166
Consumer, Non-cyclical - 16.0%
UnitedHealth Group, Inc.	2,971	1,427,981
Johnson & Johnson	8,293	1,372,657
Eli Lilly & Co.	2,514	1,179,016
Procter & Gamble Co.	7,522	1,141,389
Merck & Company, Inc.	8,098	934,428
PepsiCo, Inc.	4,397	814,412
AbbVie, Inc.	5,630	758,530
Coca-Cola Co.	12,421	747,993
Pfizer, Inc.	18,016	660,827
Thermo Fisher Scientific, Inc.	1,231	642,274
Abbott Laboratories	5,549	604,952
Danaher Corp.	2,119	508,560
Philip Morris International, Inc.	4,954	483,610
Bristol-Myers Squibb Co.	6,704	428,721
S&P Global, Inc.	1,047	419,732
Intuitive Surgical, Inc.*	1,118	382,289
Amgen, Inc.	1,705	378,544
Medtronic plc	4,246	374,073
Elevance Health, Inc.	757	336,327
Stryker Corp.	1,078	328,887
Mondelez International, Inc. — Class A	4,346	316,997
Gilead Sciences, Inc.	3,981	306,815
Automatic Data Processing, Inc.	1,318	289,683
Vertex Pharmaceuticals, Inc.*	822	289,270
CVS Health Corp.	4,091	282,811
Cigna Group	944	264,886
Altria Group, Inc.	5,697	258,074
Zoetis, Inc.	1,475	254,010
Boston Scientific Corp.*	4,588	248,165
Regeneron Pharmaceuticals, Inc.*	344	247,178
Becton Dickinson and Co.	906	239,193
PayPal Holdings, Inc.*	3,561	237,626
Colgate-Palmolive Co.	2,647	203,925
HCA Healthcare, Inc.	658	199,690
McKesson Corp.	433	185,025
Edwards Lifesciences Corp.*	1,935	182,529
Humana, Inc.	399	178,405
Moody's Corp.	504	175,251
Dexcom, Inc.*	1,237	158,967
Kimberly-Clark Corp.	1,077	148,691
Estee Lauder Companies, Inc. — Class A	740	145,321
General Mills, Inc.	1,874	143,736
Monster Beverage Corp.*	2,438	140,039
Cintas Corp.	276	137,194
IDEXX Laboratories, Inc.*	265	133,091
IQVIA Holdings, Inc.*	592	133,064
Biogen, Inc.*	462	131,601
Archer-Daniels-Midland Co.	1,738	131,323
Corteva, Inc.	2,269	130,014
Moderna, Inc.*	1,046	127,089
Constellation Brands, Inc. — Class A	515	126,757
Sysco Corp.	1,617	119,981
Centene Corp.*	1,751	118,105

S&P 500® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 79.4% (continued)
Consumer, Non-cyclical - 16.0% (continued)
Hershey Co.	470	$117,359
CoStar Group, Inc.*	1,304	116,056
Verisk Analytics, Inc. — Class A	462	104,426
ResMed, Inc.	469	102,476
GE HealthCare Technologies, Inc.	1,248	101,388
AmerisourceBergen Corp. — Class A	517	99,486
Kroger Co.	2,084	97,948
United Rentals, Inc.	219	97,536
Zimmer Biomet Holdings, Inc.	666	96,970
Illumina, Inc.*	505	94,682
Equifax, Inc.	391	92,002
Quanta Services, Inc.	463	90,956
West Pharmaceutical Services, Inc.	237	90,645
Kraft Heinz Co.	2,546	90,383
Gartner, Inc.*	252	88,278
Keurig Dr Pepper, Inc.	2,688	84,054
Global Payments, Inc.	836	82,363
Align Technology, Inc.*	227	80,276
Church & Dwight Company, Inc.	780	78,179
Cardinal Health, Inc.	813	76,886
Baxter International, Inc.	1,614	73,534
STERIS plc	317	71,319
McCormick & Company, Inc.	800	69,784
Laboratory Corporation of America Holdings	283	68,296
Insulet Corp.*	222	64,011
Hologic, Inc.*	785	63,561
Clorox Co.	395	62,821
Cooper Companies, Inc.	158	60,582
FleetCor Technologies, Inc.*	236	59,255
Molina Healthcare, Inc.*	186	56,031
Kellogg Co.	820	55,268
Lamb Weston Holdings, Inc.	465	53,452
Conagra Brands, Inc.	1,522	51,322
J M Smucker Co.	340	50,208
Quest Diagnostics, Inc.	357	50,180
Waters Corp.*	188	50,110
Revvity, Inc.	400	47,516
Tyson Foods, Inc. — Class A	911	46,498
Bunge Ltd.	481	45,382
Avery Dennison Corp.	258	44,324
Bio-Techne Corp.	502	40,978
Molson Coors Beverage Co. — Class B	599	39,438
Brown-Forman Corp. — Class B	584	38,999
Viatris, Inc.	3,826	38,184
Hormel Foods Corp.	924	37,163
Incyte Corp.*	591	36,790
Teleflex, Inc.	150	36,304
Charles River Laboratories International, Inc.*	163	34,271
Henry Schein, Inc.*	418	33,900
Universal Health Services, Inc. — Class B	201	31,712
Rollins, Inc.	739	31,651
MarketAxess Holdings, Inc.	120	31,370
Campbell Soup Co.	640	29,254
Dentsply Sirona, Inc.	678	27,134
Robert Half International, Inc.	344	25,876
Bio-Rad Laboratories, Inc. — Class A*	68	25,780
Catalent, Inc.*	575	24,932
DaVita, Inc.*	177	17,783
Organon & Co.	814	16,939
Total Consumer, Non-cyclical		23,933,969
Financial - 10.7%
Berkshire Hathaway, Inc. — Class B*	5,691	1,940,631
JPMorgan Chase & Co.	9,326	1,356,373
Visa, Inc. — Class A	5,164	1,226,347
Mastercard, Inc. — Class A	2,670	1,050,111
Bank of America Corp.	22,126	634,795
Wells Fargo & Co.	11,974	511,050
Prologis, Inc. REIT	2,947	361,391
Morgan Stanley	4,157	355,008
Goldman Sachs Group, Inc.	1,061	342,215
American Express Co.	1,898	330,632
BlackRock, Inc. — Class A	478	330,365
Marsh & McLennan Companies, Inc.	1,579	296,978
American Tower Corp. — Class A REIT	1,487	288,389
Citigroup, Inc.	6,213	286,047
Charles Schwab Corp.	4,743	268,833
Chubb Ltd.	1,322	254,564
Progressive Corp.	1,868	247,267
Equinix, Inc. REIT	298	233,614
Aon plc — Class A	652	225,070
CME Group, Inc. — Class A	1,148	212,713
Intercontinental Exchange, Inc.	1,787	202,074
PNC Financial Services Group, Inc.	1,274	160,460
Crown Castle, Inc. REIT	1,384	157,693
Arthur J Gallagher & Co.	684	150,186
Public Storage REIT	505	147,399
U.S. Bancorp	4,452	147,094
Capital One Financial Corp.	1,218	133,213
American International Group, Inc.	2,310	132,917
Truist Financial Corp.	4,251	129,018
Realty Income Corp. REIT	2,148	128,429
Welltower, Inc. REIT	1,586	128,292
Travelers Companies, Inc.	737	127,987
Aflac, Inc.	1,755	122,499
Simon Property Group, Inc. REIT	1,044	120,561
MetLife, Inc.	2,053	116,056
Ameriprise Financial, Inc.	332	110,277
Digital Realty Trust, Inc. REIT	930	105,899
Prudential Financial, Inc.	1,165	102,776
Bank of New York Mellon Corp.	2,292	102,040
VICI Properties, Inc. REIT	3,205	100,733
Discover Financial Services	810	94,648
Allstate Corp.	839	91,485
Arch Capital Group Ltd.*	1,189	88,997
AvalonBay Communities, Inc. REIT	453	85,739
T. Rowe Price Group, Inc.	717	80,318
SBA Communications Corp. REIT	346	80,189
Willis Towers Watson plc	340	80,070
CBRE Group, Inc. — Class A*	992	80,064
Weyerhaeuser Co. REIT	2,337	78,313
State Street Corp.	1,067	78,083
Equity Residential REIT	1,088	71,775

S&P 500® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 79.4% (continued)
Financial - 10.7% (continued)
Hartford Financial Services Group, Inc.	990	$71,300
M&T Bank Corp.	529	65,469
Extra Space Storage, Inc. REIT	431	64,154
Invitation Homes, Inc. REIT	1,855	63,812
Raymond James Financial, Inc.	609	63,196
Ventas, Inc. REIT	1,277	60,364
Alexandria Real Estate Equities, Inc. REIT	502	56,972
Fifth Third Bancorp	2,172	56,928
Mid-America Apartment Communities, Inc. REIT	372	56,492
Principal Financial Group, Inc.	721	54,681
Nasdaq, Inc.	1,081	53,888
Regions Financial Corp.	2,994	53,353
Iron Mountain, Inc. REIT	931	52,899
Brown & Brown, Inc.	751	51,699
Huntington Bancshares, Inc.	4,607	49,664
Northern Trust Corp.	665	49,303
Cincinnati Financial Corp.	502	48,855
Essex Property Trust, Inc. REIT	205	48,032
Everest Re Group Ltd.	137	46,835
Cboe Global Markets, Inc.	337	46,509
Synchrony Financial	1,368	46,403
UDR, Inc. REIT	987	42,402
Citizens Financial Group, Inc.	1,545	40,294
Kimco Realty Corp. REIT	1,978	39,006
Host Hotels & Resorts, Inc. REIT	2,270	38,204
W R Berkley Corp.	641	38,178
Camden Property Trust REIT	341	37,125
Loews Corp.	604	35,866
Healthpeak Properties, Inc. REIT	1,746	35,095
Globe Life, Inc.	284	31,132
Regency Centers Corp. REIT	491	30,329
KeyCorp	2,985	27,581
Boston Properties, Inc. REIT	455	26,203
Invesco Ltd.	1,462	24,576
Franklin Resources, Inc.	911	24,333
Federal Realty Investment Trust REIT	234	22,644
Assurant, Inc.	170	21,372
Comerica, Inc.	420	17,791
Zions Bancorp North America[1]	473	12,705
Lincoln National Corp.	492	12,674
Total Financial		16,005,995
Communications - 10.3%
Amazon.com, Inc.*	28,487	3,713,565
Alphabet, Inc. — Class A*	18,959	2,269,392
Meta Platforms, Inc. — Class A*	7,060	2,026,079
Alphabet, Inc. — Class C*	16,309	1,972,900
Cisco Systems, Inc.	13,071	676,293
Netflix, Inc.*	1,419	625,055
Comcast Corp. — Class A	13,274	551,535
Walt Disney Co.*	5,831	520,592
Verizon Communications, Inc.	13,416	498,941
AT&T, Inc.	22,815	363,899
Booking Holdings, Inc.*	118	318,639
T-Mobile US, Inc.*	1,838	255,298
Palo Alto Networks, Inc.*	966	246,823
Motorola Solutions, Inc.	535	156,905
Arista Networks, Inc.*	797	129,162
Charter Communications, Inc. — Class A*	332	121,967
Warner Bros Discovery, Inc.*	7,075	88,721
Corning, Inc.	2,442	85,568
CDW Corp.	430	78,905
eBay, Inc.	1,707	76,286
VeriSign, Inc.*	289	65,305
Omnicom Group, Inc.	637	60,610
Expedia Group, Inc.*	455	49,773
FactSet Research Systems, Inc.	122	48,879
Interpublic Group of Companies, Inc.	1,232	47,531
Match Group, Inc.*	889	37,205
Gen Digital, Inc.	1,815	33,668
Etsy, Inc.*	394	33,336
Juniper Networks, Inc.	1,026	32,145
Fox Corp. — Class A	859	29,206
F5, Inc.*	193	28,228
Paramount Global — Class B	1,618	25,742
News Corp. — Class A	1,216	23,712
Fox Corp. — Class B	436	13,904
News Corp. — Class B	375	7,395
Total Communications		15,313,164
Consumer, Cyclical - 7.5%
Tesla, Inc.*	8,598	2,250,699
Home Depot, Inc.	3,232	1,003,988
Costco Wholesale Corp.	1,415	761,808
Walmart, Inc.	4,476	703,538
McDonald's Corp.	2,330	695,295
NIKE, Inc. — Class B	3,932	433,975
Lowe's Companies, Inc.	1,903	429,507
Starbucks Corp.	3,658	362,361
TJX Companies, Inc.	3,675	311,603
Target Corp.	1,473	194,289
Ford Motor Co.	12,542	189,761
Chipotle Mexican Grill, Inc. — Class A*	88	188,232
O'Reilly Automotive, Inc.*	194	185,328
General Motors Co.	4,436	171,052
Marriott International, Inc. — Class A	823	151,177
AutoZone, Inc.*	59	147,108
PACCAR, Inc.	1,668	139,528
Copart, Inc.*	1,369	124,866
Yum! Brands, Inc.	894	123,864
Hilton Worldwide Holdings, Inc.	845	122,990
Ross Stores, Inc.	1,092	122,446
DR Horton, Inc.	990	120,473
Dollar General Corp.	699	118,676
WW Grainger, Inc.	142	111,980
Cummins, Inc.	452	110,812
Fastenal Co.	1,822	107,480
Lennar Corp. — Class A	810	101,501
Delta Air Lines, Inc.	2,051	97,505
Dollar Tree, Inc.*	664	95,284
Aptiv plc*	863	88,103
Tractor Supply Co.	350	77,385
Genuine Parts Co.	448	75,815
Ulta Beauty, Inc.*	160	75,295
Royal Caribbean Cruises Ltd.*	702	72,825
Southwest Airlines Co.	1,899	68,763
Walgreens Boots Alliance, Inc.	2,285	65,100
Darden Restaurants, Inc.	386	64,493
NVR, Inc.*	10	63,506
Las Vegas Sands Corp.*	1,049	60,842
Carnival Corp.*	3,205	60,350
United Airlines Holdings, Inc.*	1,047	57,449

S&P 500® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 79.4% (continued)
Consumer, Cyclical - 7.5% (continued)
PulteGroup, Inc.	712	$55,308
Best Buy Company, Inc.	621	50,891
LKQ Corp.	810	47,199
Pool Corp.	125	46,830
MGM Resorts International	964	42,339
CarMax, Inc.*	505	42,269
Live Nation Entertainment, Inc.*	459	41,820
Domino's Pizza, Inc.	113	38,080
American Airlines Group, Inc.*	2,083	37,369
BorgWarner, Inc.	748	36,585
Caesars Entertainment, Inc.*	687	35,016
Wynn Resorts Ltd.	330	34,851
Tapestry, Inc.	740	31,672
Norwegian Cruise Line Holdings Ltd.*	1,354	29,477
Bath & Body Works, Inc.	731	27,413
Hasbro, Inc.	416	26,944
Whirlpool Corp.	175	26,038
Alaska Air Group, Inc.*	408	21,697
VF Corp.	1,054	20,121
Ralph Lauren Corp. — Class A	131	16,152
Advance Auto Parts, Inc.	190	13,357
Newell Brands, Inc.	1,203	10,466
Total Consumer, Cyclical		11,238,946
Industrial - 6.1%
Raytheon Technologies Corp.	4,663	456,788
Honeywell International, Inc.	2,124	440,730
United Parcel Service, Inc. — Class B	2,313	414,605
Caterpillar, Inc.	1,645	404,752
Union Pacific Corp.	1,946	398,191
General Electric Co.	3,475	381,729
Boeing Co.*	1,805	381,144
Deere & Co.	861	348,869
Lockheed Martin Corp.	719	331,013
Eaton Corporation plc	1,272	255,799
CSX Corp.	6,488	221,241
Illinois Tool Works, Inc.	883	220,891
Northrop Grumman Corp.	456	207,845
Waste Management, Inc.	1,181	204,809
FedEx Corp.	738	182,950
3M Co.	1,761	176,258
Emerson Electric Co.	1,824	164,871
Norfolk Southern Corp.	726	164,628
Amphenol Corp. — Class A	1,900	161,405
Parker-Hannifin Corp.	409	159,526
General Dynamics Corp.	718	154,478
TransDigm Group, Inc.	167	149,326
Johnson Controls International plc	2,190	149,227
TE Connectivity Ltd.	1,006	141,001
Trane Technologies plc	728	139,237
Carrier Global Corp.	2,664	132,427
Rockwell Automation, Inc.	367	120,908
AMETEK, Inc.	736	119,144
L3Harris Technologies, Inc.	605	118,441
Otis Worldwide Corp.	1,319	117,404
Agilent Technologies, Inc.	944	113,516
Old Dominion Freight Line, Inc.	287	106,118
Republic Services, Inc. — Class A	656	100,479
Vulcan Materials Co.	425	95,812
Keysight Technologies, Inc.*	568	95,112
Mettler-Toledo International, Inc.*	70	91,815
Martin Marietta Materials, Inc.	198	91,415
Xylem, Inc.	764	86,042
Ingersoll Rand, Inc.	1,291	84,380
Fortive Corp.	1,128	84,341
Dover Corp.	446	65,852
Westinghouse Air Brake Technologies Corp.	574	62,950
Teledyne Technologies, Inc.*	150	61,667
Expeditors International of Washington, Inc.	488	59,111
Ball Corp.	1,004	58,443
Howmet Aerospace, Inc.	1,174	58,183
IDEX Corp.	241	51,878
Garmin Ltd.	488	50,893
Snap-on, Inc.	169	48,704
Jacobs Solutions, Inc.	405	48,150
J.B. Hunt Transport Services, Inc.	265	47,973
Amcor plc	4,696	46,866
Stanley Black & Decker, Inc.	489	45,824
Axon Enterprise, Inc.*	224	43,707
Textron, Inc.	644	43,554
Nordson Corp.	172	42,687
Trimble, Inc.*	791	41,875
Masco Corp.	718	41,199
Packaging Corporation of America	287	37,930
CH Robinson Worldwide, Inc.	372	35,098
Pentair plc	526	33,980
Allegion plc	281	33,726
Generac Holdings, Inc.*	198	29,528
Huntington Ingalls Industries, Inc.	127	28,905
A O Smith Corp.	397	28,894
Westrock Co.	817	23,750
Sealed Air Corp.	461	18,440
Mohawk Industries, Inc.*	169	17,434
Total Industrial		9,175,868
Energy - 3.4%
Exxon Mobil Corp.	12,902	1,383,740
Chevron Corp.	5,561	875,023
ConocoPhillips	3,862	400,142
Schlumberger N.V.	4,549	223,447
EOG Resources, Inc.	1,866	213,545
Marathon Petroleum Corp.	1,354	157,877
Pioneer Natural Resources Co.	746	154,556
Phillips 66	1,464	139,636
Valero Energy Corp.	1,154	135,364
Occidental Petroleum Corp.	2,293	134,828
Williams Companies, Inc.	3,888	126,865
Hess Corp.	882	119,908
Kinder Morgan, Inc.	6,294	108,383
Baker Hughes Co.	3,231	102,132
Devon Energy Corp.	2,048	99,000
Halliburton Co.	2,879	94,978
ONEOK, Inc.	1,428	88,136
Diamondback Energy, Inc.	578	75,926
Enphase Energy, Inc.*	437	73,189
Coterra Energy, Inc. — Class A	2,417	61,150
First Solar, Inc.*	317	60,258
Targa Resources Corp.	721	54,868
SolarEdge Technologies, Inc.*	180	48,429

S&P 500® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
COMMON STOCKS† - 79.4% (continued)
Energy - 3.4% (continued)
Equities Corp.	1,154	$47,464
Marathon Oil Corp.	1,971	45,373
APA Corp.	985	33,658
Total Energy		5,057,875
Utilities - 2.1%
NextEra Energy, Inc.	6,457	479,109
Southern Co.	3,480	244,470
Duke Energy Corp.	2,459	220,671
Sempra Energy	1,004	146,172
American Electric Power Company, Inc.	1,643	138,341
Dominion Energy, Inc.	2,668	138,176
Exelon Corp.	3,174	129,309
Xcel Energy, Inc.	1,756	109,171
Consolidated Edison, Inc.	1,106	99,982
Public Service Enterprise Group, Inc.	1,592	99,675
Constellation Energy Corp.	1,035	94,754
PG&E Corp.*	5,159	89,147
WEC Energy Group, Inc.	1,007	88,858
American Water Works Company, Inc.	621	88,648
Edison International	1,222	84,868
Eversource Energy	1,113	78,934
DTE Energy Co.	658	72,393
Ameren Corp.	838	68,439
FirstEnergy Corp.	1,737	67,535
Entergy Corp.	675	65,725
PPL Corp.	2,352	62,234
CenterPoint Energy, Inc.	2,014	58,708
CMS Energy Corp.	931	54,696
Atmos Energy Corp.	461	53,633
AES Corp.	2,136	44,279
Evergy, Inc.	733	42,822
Alliant Energy Corp.	802	42,089
NiSource, Inc.	1,318	36,047
Pinnacle West Capital Corp.	361	29,407
NRG Energy, Inc.	735	27,482
Total Utilities		3,055,774
Basic Materials - 1.6%
Linde plc	1,562	595,247
Air Products and Chemicals, Inc.	709	212,367
Sherwin-Williams Co.	749	198,874
Freeport-McMoRan, Inc.	4,574	182,960
Ecolab, Inc.	791	147,672
Nucor Corp.	802	131,512
Dow, Inc.	2,257	120,208
PPG Industries, Inc.	751	111,373
Newmont Corp.	2,536	108,186
DuPont de Nemours, Inc.	1,465	104,660
Albemarle Corp.	374	83,436
LyondellBasell Industries N.V. — Class A	810	74,382
International Flavors & Fragrances, Inc.	814	64,786
Steel Dynamics, Inc.	512	55,772
CF Industries Holdings, Inc.	622	43,179
FMC Corp.	399	41,632
Mosaic Co.	1,060	37,100
Celanese Corp. — Class A	319	36,940
International Paper Co.	1,108	35,245
Eastman Chemical Co.	380	31,814
Total Basic Materials		2,417,345
Total Common Stocks
(Cost $80,587,790)		118,600,102

	Face Amount
U.S. TREASURY BILLS†† - 6.4%
U.S. Treasury Bills
5.00% due 08/03/23[2,3]	$5,100,000	5,077,542
5.11% due 07/18/23[3,4]	2,644,000	2,638,467
5.10% due 08/03/23[2,3]	1,900,000	1,891,633
Total U.S. Treasury Bills
(Cost $9,605,250)		9,607,642

REPURCHASE AGREEMENTS††,5 - 17.8%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23[2]	14,423,708	14,423,708
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23[2]	6,345,704	6,345,704
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23[2]	5,768,822	5,768,822
Total Repurchase Agreements
(Cost $26,538,234)		26,538,234

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.0%
Money Market Fund
First American Government Obligations Fund - Class X, 5.01%[7]	9,296	9,296
Total Securities Lending Collateral
(Cost $9,296)		9,296
Total Investments - 103.6%
(Cost $116,740,570)		$154,755,274
Other Assets & Liabilities, net - (3.6)%		(5,387,777)
Total Net Assets - 100.0%		$149,367,497

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	4	Sep 2023	$897,300	$27,464

S&P 500® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	S&P 500 Index	Pay	5.51% (SOFR + 0.45%)	At Maturity	09/20/23	15,882	$70,680,291	$1,930,599
Goldman Sachs International	S&P 500 Index	Pay	5.57% (Federal Funds Rate + 0.50%)	At Maturity	09/21/23	21,059	93,721,857	1,539,291
BNP Paribas	S&P 500 Index	Pay	5.67% (Federal Funds Rate + 0.60%)	At Maturity	09/21/23	3,281	14,601,013	236,121
							$179,003,161	$3,706,011

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2023 — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2023.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at June 30, 2023.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of June 30, 2023.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$118,600,102	$—	$—	$118,600,102
U.S. Treasury Bills	—	9,607,642	—	9,607,642
Repurchase Agreements	—	26,538,234	—	26,538,234
Securities Lending Collateral	9,296	—	—	9,296
Equity Futures Contracts**	27,464	—	—	27,464
Equity Index Swap Agreements**	—	3,706,011	—	3,706,011
Total Assets	$118,636,862	$39,851,887	$—	$158,488,749

**	This derivative is reported as unrealized appreciation/depreciation at period end.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Dynamic Funds (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company, of the series type. Each series, in effect, is representing a separate fund (each, a "Fund"). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Dow 2x Strategy Fund	Non-diversified
Inverse Dow 2x Strategy Fund	Non-diversified
Inverse NASDAQ-100® 2x Strategy Fund	Non-diversified
Inverse Russell 2000® 2x Strategy Fund	Non-diversified
Inverse S&P 500® 2x Strategy Fund	Non-diversified
NASDAQ-100® 2x Strategy Fund	Non-diversified
Russell 2000® 2x Strategy Fund	Non-diversified
S&P 500® 2x Strategy Fund	Non-diversified

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). The SEC adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith and became effective September 8, 2022. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated the Security Investors, LLC (the “Adviser”) as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Designee Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing services.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, the investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their net asset value (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent pricing service.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts are valued on the basis of the last sale price at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of swap agreements entered into by a Fund are generally valued using an evaluated price provided by a third party pricing vendor.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Derivatives

As part of their investment strategies, the Funds may utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The Funds may utilize derivatives for the following purposes:

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures Contracts

 A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter ("OTC") swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing a total return index swap the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies.   The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2023, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Notes
5.05%			0.38% - 4.63%
Due 07/03/23	$68,007,495	$68,036,115	Due 11/30/24 - 08/31/26	$74,098,800	$69,364,575
			U.S. Treasury Inflation Indexed Bond
			0.13%
			Due 10/15/24	2,837	2,736
			U.S. Treasury Bond
			0.00%
			Due 02/15/26	400	355
				74,102,037	69,367,666
Barclays Capital, Inc.			U.S. Treasury Inflation Indexed Bond
5.06%			0.13%
Due 07/03/23	29,919,870	29,932,486	Due 10/15/26	32,658,459	30,518,369
BofA Securities, Inc.			U.S. Treasury Inflation Indexed Bond
5.06%			1.63%
Due 07/03/23	27,199,882	27,211,351	Due 10/15/27	28,118,207	27,743,967

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund – Class X. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

At June 30, 2023, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received
NASDAQ-100® 2x Strategy Fund	$1,857,056	$1,869,665
Russell 2000® 2x Strategy Fund	269,520	274,770
S&P 500® 2x Strategy Fund	8,918	9,296

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

At June 30, 2023, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Dow 2x Strategy Fund	$24,542,731	$7,487,576	$(14,175)	$7,473,401
Inverse Dow 2x Strategy Fund	5,120,411	188	(86,471)	(86,283)
Inverse NASDAQ-100® 2x Strategy Fund	21,487,617	15,103	(475,313)	(460,210)
Inverse Russell 2000® 2x Strategy Fund	8,532,086	172	(136,509)	(136,337)
Inverse S&P 500® 2x Strategy Fund	21,440,428	3,414	(758,450)	(755,036)
NASDAQ-100® 2x Strategy Fund	617,402,433	192,541,860	(130,256)	192,411,604
Russell 2000® 2x Strategy Fund	38,716,147	2,739,776	(1,893,378)	846,398
S&P 500® 2x Strategy Fund	152,164,369	6,331,293	(6,913)	6,324,380

Note 7 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which have since risen and may continue to rise), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Funds in a different country or geographic region, economy, and market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.